ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2025, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (11.82%)
Common Stocks (3.91%)
North America (2.24%)
American Tower Corp.	Communication	05/29/20	102,489	$22,640,845
American Water Works Co., Inc.	Utilities	02/16/16	142,675	19,841,812
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	148,123	21,012,729
Ares Capital Corp.	Diversified Financial Services	02/16/16	454,447	9,975,112
Ares Management Corp.	Diversified Financial Services	06/28/19	66,086	11,430,895
Atmos Energy Corp.	Utilities	02/16/16	107,922	16,621,067
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	89,658	13,410,147
Blue Owl Capital, Inc.	Financials	10/21/24	389,366	7,475,827
Brookfield Corp.	Diversified Financial Services	12/12/22	126,980	7,849,904
Canadian National Railway Co.	Transportation	05/14/19	141,161	14,634,437
CMS Energy Corp.	Utilities	11/01/19	208,087	14,412,106
Crown Castle International Corp.	Communication	02/16/16	93,228	9,573,583
CSX Corp.	Transportation	11/28/23	285,577	9,312,666
Equinix Inc.	Diversified Financial Services	07/31/20	16,442	13,073,199
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	526,232	17,987,924
KKR & Co., Inc.	Diversified Financial Services	02/16/16	120,962	16,077,060
Old Dominion Freight Line, Inc.	Transportation	09/25/24	68,718	11,152,931
Onex Corp.	Diversified Financial Services	02/16/16	188,589	15,439,310
Republic Services Inc.	Commercial & Professional Services	08/28/17	73,014	17,999,411
SBA Communications Corp.	Real Estate	09/05/23	48,314	11,338,813
Sempra Energy	Utilities	06/28/23	148,586	11,252,418
TC Energy Corp.	Utilities	11/01/19	221,786	10,762,572
The Williams Companies, Inc.	Utilities	03/20/23	306,883	19,263,046
TPG Inc.	Financials	09/25/24	122,745	6,433,066
Union Pacific Corp.	Transportation	06/29/16	73,917	17,000,910
Waste Management Inc.	Utilities	07/02/20	54,299	12,423,068
Total North America (2.24%)				358,394,858
Western Europe (1.67%)
3i Group Plc	Diversified Financial Services	10/01/20	348,421	19,666,850
Aena SA	Transportation	12/21/18	747,020	19,858,399
Cellnex Telecom SA	Communication	05/15/19	779,183	30,116,951
CVC Capital Partners Plc	Financials	04/26/24	663,187	13,524,889
Elia System Operator SA/NV	Utilities	11/03/22	84,060	9,636,779
EQT AB	Diversified Financial Services	04/06/20	247,644	8,284,882
Eurazeo SA	Financials	12/12/16	210,922	14,985,939
Ferrovial SA	Industrials	04/15/24	213,483	11,335,217
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	33,059	7,098,301
HgCapital Trust PLC	Diversified Financial Services	02/12/16	2,874,996	20,285,126
Infrastrutture Wireless Italiane S.p.A.	Communication	09/26/24	787,122	9,587,102
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	688,252	18,170,314
Investor AB	Diversified Financial Services	08/28/17	417,059	12,235,887
National Grid PLC	Utilities	02/12/16	1,150,321	16,729,089
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	319,232	6,228,015
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,773,858	7,631,005
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	1,600,405	16,375,491
Vinci SA	Transportation	02/12/16	164,113	24,090,634
Total Western Europe (1.67%)				265,840,870

Total Common Stocks (Cost $573,341,899)(3.91%)				$624,235,728

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
High Yield Bonds (1.07%)
North America (0.18%)
Acrisure LLC / Acrisure Finance, Inc. ***, +	7.50%	06/05/24	11/06/30	Senior	$3,000,000	$3,085,926
Beach Acquisition Bidco, LLC +, f	0.0525	06/26/25	07/15/32		€1,500,000	1,778,809
Camelot Return Merger Sub Inc. ***, +	Cash 8.75% + SFvvv	07/20/22	08/01/28	Senior	$1,500,000	1,371,037
Clarios Global LP / Clarios US Finance Co ***, +	Cash 6.75% + SFvvv	01/14/25	02/15/30	Senior	400,000	411,516
Clarios Global LP / Clarios US Finance Co. ***, +	4.375%	06/21/24	05/15/26	Senior	€1,575,000	1,850,238
CommScope LLC ***, +	Cash 9.50% + SFvvv	12/17/24	12/17/31	Senior	$718,000	712,910
Olympus Water US Holding Corporation ***, +	0.0425	05/22/25	10/01/28		3,077,000	2,925,746
Quikrete Holdings Inc. ***, +	Cash 6.38% + SFvvv	01/31/25	03/01/32	Senior	933,000	952,968
Radiology Partners, Inc. ***, +	0.085	06/26/25	07/15/32		3,554,000	3,594,800
Radiology Partners, Inc. +	8.50%	04/22/24	01/31/29	Senior	7,715,086	7,099,564
Raven Acquisition Holdings LLC ***, +	6.87%	10/14/24	11/15/31	Senior	1,200,000	1,207,910
UPCB Finance VII Ltd. ***, +	3.625%	06/24/24	06/15/29	Senior	€3,646,000	4,251,496
Total North America (0.18%)						29,242,920
Western Europe (0.89%)
AccorInvest Group S.A. ***, +, d	6.375%	09/18/24	10/15/29	Senior	738,000	914,564
AccorInvest Group SA +	3.75% + E##	05/08/25	05/15/32		3,140,000	3,732,283
Albion Financing 1 S.a r.l. ***, +	0.07	05/14/25	05/21/30		$1,062,000	1,088,549
Belron UK Finance PLC ***, +, d	5.75%	10/02/24	10/15/29	Senior	3,667,000	3,689,677
Deuce Finco Plc +	5.50%	06/24/24	06/15/27	Senior	£6,000,000	8,191,027
Deuce Finco Plc ***, +	5.50%	05/01/24	06/15/27	Senior	5,000,000	6,825,856
Dolcetto Holdco SPA ***, +, f	0.05625	06/26/25	07/14/32		€3,555,000	4,226,543
Dolcetto Holdco SPA ***, +, f	3.63% + E##	06/25/25	07/14/32		2,630,000	3,086,055
Flos B&B Italia Spa ***, +	6.38% + E##	05/14/25	12/17/29		5,000,000	5,678,227
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,187,430
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	€6,000,000	7,006,234
INEOS Finance Plc ***, +	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,814,186
Luna 2.5 S.a r.l. +, f	0.055	06/18/25	07/01/32		€962,000	1,128,815
Mehilainen Yhtiot Oy +	0.05125	06/11/25	06/30/32		749,000	884,923
Mehilainen Yhtiot Oy +	0.03375	06/11/25	06/30/32		1,817,000	2,143,828
Miller Homes Group Finco Plc +	7.00%	02/26/24	05/15/29	Senior	£3,500,000	4,826,611
Nobian Finance B.V. ***, +	3.625%	06/19/24	07/15/26	Senior	€10,000,000	11,734,050
ONE Hotels GmbH ***, +	7.75%	05/02/24	04/02/31	Senior	2,000,000	2,526,990
Opal Bidco SAS ***, +	0.065	03/31/25	03/31/32		$6,666,000	6,769,650
Rossini S.à.r.l. ***, +	6.75%	07/11/24	12/31/29	Senior	€906,000	1,124,958
Rossini S.à.r.l. ***, +	3.875% + E##	07/11/24	12/31/29	Senior	2,840,000	3,373,876
Sammontana Italia S.p.A. ***, +, d	3.75% + E##	10/02/24	08/15/31	Senior	3,294,000	3,860,606
Sherwood Financing PLC +, d	6.00%	12/03/24	11/15/26	Senior	£4,000,000	5,446,167
Sherwood Financing PLC ***, +	5.55% + E##	11/28/24	12/15/29	Senior	€4,800,000	5,639,244
Summer BC Holdco A S.à.r.l. +	9.25%	05/08/24	10/31/27	Senior	2,703,158	3,181,692
Teamsystem S.P.A. ***, +, f	0.05281	06/18/25	07/01/32		4,078,000	4,779,997
Teamsystem S.P.A. ***, +, f	0.05	06/18/25	07/01/31		2,418,000	2,845,943

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
High Yield Bonds (continued)
Western Europe (continued)
TeamSystem SpA ***, +	3.50% + E##	07/17/24	07/31/31	Senior	€3,830,000	$4,505,174
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	6,000,000	7,002,541
Verisure Holding AB ***, +	3.25%	06/20/24	02/15/27	Senior	10,000,000	11,725,199
Wp/ap Telecom Holdings III B.V. ***, +	5.50%	05/29/24	01/15/30	Senior	6,000,000	7,072,156
Total Western Europe (0.89%)						142,013,051

Total High Yield Bonds (Cost $159,209,157)(1.07%)						$171,255,971
Asset-Backed Securities (0.49%)
North America (0.37%)
AGL CLO 9 Ltd. ***, +	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,602,457
AIMCO CLO 21 Ltd. ***, +	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,104,446
AIMCO CLO Series 2015-A ***, +	6.35% + SFvv	08/21/24	10/17/34	Series 2015-AA, Class ER3	1,967,607	2,056,162
Ballyrock CLO 18 Ltd . ***, +	5.75+ SFvv	03/21/25	04/15/38	Series 2021-18A, Class DR	2,260,000	2,260,000
Ballyrock CLO 20 Ltd. ***, +	6.20% + SFvv	09/18/24	10/15/36	Series 2022-20A, Class DR2	3,000,000	3,000,000
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,039,634
Benefit Street Partners CLO XXXIV Ltd. ***, +	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	2,027,525
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,242,350
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,586,741
CIFC Funding 2021-IV Ltd. ***, +	6.20%+ SFvv	04/08/25	07/23/37	Series 2021-4A, Class ER	1,000,000	965,701
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,540,727
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,285,754
CIFC Funding 2024-II Ltd. ***, +	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	2,462,940
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,028,970
Elmwood CLO 26 Ltd. ***, +	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,595,642
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,455,715
Elmwood CLO VII Ltd. ***, +	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	3,750,000	3,715,621
Elmwood CLO X Ltd. ***, +, f	5.95%+ SFvv	06/23/25	07/20/38	Series 2021-3A, Class ER2	2,000,000	2,000,000
Elmwood CLO X Ltd. ***, +	5.85% + SFvv	04/05/24	07/20/37	Series 2021-3A, Class ER	4,500,000	4,599,234
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,102,552
OHA Credit Funding 19 Ltd. ***, +	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	987,082
OHA Credit Funding 6 Ltd. ***, +	5.25%+ SFvv	10/11/24	10/20/37	Series 2020-6A, Class ER2	2,000,000	2,000,000
OHA Credit Partners XI Ltd. ***, +	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,047,106
Palmer Square CLO 2024-2 Ltd. ***, +	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,145,820
Southwick Park CLO LLC ***, +	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	811,378
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	734,220
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	2,000,000	2,082,199
Total North America (0.37%)						59,479,976
Western Europe (0.12%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,805,928
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,798,560
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,453,065
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	906,340
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	1,000,000	1,203,809
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,686,183
Brookhaven Park CLO Ltd. ***, +	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,038,844

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	$398,964
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	685,034
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,760,417
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	601,868
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,413,148
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	900,263
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	803,564
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	600,781
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,500,000
Total Western Europe (0.12%)						19,556,768

Total Asset-Backed Securities (Cost $78,419,057)(0.49%)						$79,036,744
Floating Rate Loans (6.35%)
North America (4.63%)
AAL Delaware Holdco, Inc. +	2.75% + SFv	01/31/25	07/30/31	Senior	$794,010	797,615
Acrisure, LLC +	3.00% + SFv	05/06/25	11/06/30	Senior	13,625,277	13,644,489
Acrisure, LLC +	3.25% + SFv	06/05/25	06/21/32	Senior	2,200,000	2,211,704
AEA International Holdings (Lux) S.à.r.l. +	2.75% + SFvv	05/06/25	09/07/28	Senior	2,220,303	2,236,955
Ahead DB Holdings, LLC +	Cash 3.00% + SF (0.75% Floor)vv	03/26/25	02/01/31	Senior	1,994,987	2,002,010
Aimbridge Acquisition Co., Inc. +	1.50% + SFvv	03/11/25	03/11/30	Senior	571,001	568,386
AIT Worldwide Logistics, Inc +	4.00% + SFvv	05/06/25	04/08/30	Senior	3,980,000	4,001,412
Alera Group, Inc. +, f		05/30/25	05/31/32	Senior	3,000,000	3,022,740
Alliant Holdings Intermediate LLC +	3.00% + SFv	09/12/24	09/19/31	Senior	6,231,342	6,258,635
Alpha Generation LLC +, f		05/30/25	09/30/31	Senior	5,400,000	5,386,500
Alpha Generation LLC +, f	2.75% + SFv	09/19/24	09/30/31	Senior	6,577,432	6,591,837
Altera Corporation +, f	3.00% + SFvv	06/18/25	06/21/32	Senior	4,500,000	4,515,975
Amentum Government Services Holdings LLC +	2.25% + SFv	07/30/24	09/29/31	Senior	944,167	945,234
American Airlines, Inc. +, f		05/09/25	05/28/32	Senior	1,900,000	1,916,150
Amneal Pharmaceuticals LLC +	5.50% + SFv	05/06/25	05/04/28	Senior	8,094,184	8,240,932
Archkey Solutions LLC +, e	Cash 4.75% + SFvv	03/03/25	11/01/31	Senior	2,893,500	2,612,213
Aspire Bakeries Holdings LLC +	4.25% + SFv	12/31/24	12/13/30	Senior	994,975	1,000,736
Auris Luxembourg III S.à.r.l. +	3.75% + SFvvv	05/06/25	02/28/29	Senior	5,234,374	5,270,386
Avalara, Inc. +, e	Cash 3.25% + SFvv	03/21/25	03/26/32	Senior	5,155,044	4,529,937
BCPE Empire Holdings, Inc. +	3.25% + SFvv	03/04/25	12/11/30	Senior	4,544,321	4,553,683
Beach Acquisition Bidco, LLC +, f	3.25% + SFvv	06/26/25	06/25/32	Senior	1,850,000	1,863,116
Bella Holding Company, LLC +	Cash 3.25% + SF (0.75% Floor)vv	03/31/25	05/10/28	Senior	8,913,569	8,959,563
Belron Finance 2019 LLC +, d	2.75% + SFvv	10/02/24	10/16/31	Senior	8,237,750	8,289,236
Blackhawk Network Holdings, Inc +	4.00% + SFv	05/06/25	03/12/29	Senior	6,138,155	6,185,664
Boost Newco Borrower, LLC +	2.00% + SFvv	05/06/25	01/31/31	Senior	1,791,011	1,799,590
Boxer Parent Company Inc. +	3.00% + SFvv	05/06/25	07/30/31	Senior	4,350,938	4,351,286
Bracket Intermediate Holding Corp +	4.25% + SFvv	05/06/25	05/08/28	Senior	5,444,129	5,476,521
Brown Group Holding, LLC +, f		05/30/25	07/01/31	Senior	1,837,000	1,830,111

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Cablevision Lightpath LLC +	3.00% + SFv	05/06/25	11/30/27	Senior	$7,917,979	$7,948,939
Calpine Corporation +	1.75% + SFv	05/06/25	01/31/31	Senior	9,950,000	9,961,840
Carestream Dental Technology, Inc. +	6.25% + SFv	05/06/25	08/30/30	Senior	3,513,857	3,566,565
CCC Intelligent Solutions Inc. +	2.00% + SFv	03/31/25	01/23/32	Senior	995,000	998,940
Cengage Learning, Inc. +, f	3.50% + SFvv	11/14/24	03/24/31	Senior	3,000,000	2,998,125
CFC Bidco 2022 Ltd. +, f		05/30/25	05/30/32	Senior	11,300,000	11,300,000
Charlotte Buyer, Inc. +	4.25% + SFv	05/06/25	02/11/28	Senior	4,036,413	4,043,356
Charter NEX US, Inc. +	2.75% + SFv	05/06/25	11/29/30	Senior	1,397,940	1,405,489
CHG Healthcare Services Inc. +	3.00% + SFvv	02/28/25	09/29/28	Senior	1,781,978	1,792,313
Chrysaor Bidco Sarl +, e		05/06/25	10/30/31	Senior	192,814	—
Citrin Cooperman Advisors LLC +, e	Cash 3.00% + SFvv	03/06/25	04/01/32	Senior	4,200,000	3,963,108
Clarios Global LP +	4.5% + SFv	03/31/25	01/28/32	Senior	2,100,000	2,110,941
Clydesdale Acquisition Holdings Inc. +	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	3,046,735	3,049,081
Clydesdale Acquisition Holdings Inc. +	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	53,265	53,306
Colossus Acquireco LLC +, f	1.75% + SFvv	06/12/25	06/11/32	Senior	3,800,000	3,793,920
CommScope, Inc. +, f	5.25% + SFv	05/02/25	12/17/29	Senior	4,231,835	4,289,811
Conservice Midco, LLC +	3.00% + SFv	05/06/25	05/13/30	Senior	1,620,202	1,627,639
Cotiviti Corporation +	Cash 2.75% + SFvv	02/14/25	03/26/32	Senior	4,500,000	4,485,015
CPPIB Capital, Inc. +	3.25% + SFvv	09/30/24	08/20/31	Senior	1,389,503	1,393,852
CQP Holdco LP +	2.00% + SFvv	05/06/25	12/31/30	Senior	7,878,685	7,906,969
Crown Subsea Communications Holding,Inc. +	4.00% + SFvv	05/06/25	01/30/31	Senior	12,812,146	12,894,913
Cube Industrials Buyer Inc. +	3.50% + SFvv	10/28/24	10/17/31	Senior	997,500	1,003,734
Delta 2 (LUX) S.à.r.l. +, d		09/10/24	09/30/31	Senior	1,033,333	1,037,694
Delta 2 (LUX) S.à.r.l. +	2.00% + SFvv	09/10/24	09/10/31	Senior	2,066,667	2,075,388
Delta TopCo, Inc. +	2.75% + SFvv	05/06/25	11/30/29	Senior	6,571,073	6,569,035
Dotdash Meredith Inc +	3.50% + SFvv	06/05/25	06/17/32	Senior	783,000	786,915
Dragon Buyer, Inc. +	3.00% + SFvv	09/24/24	09/30/31	Senior	5,771,000	5,789,063
DTI Holdco, Inc. +	4.00% + SFv	05/06/25	04/26/29	Senior	6,869,939	6,815,530
Dynamo Newco II GmbH +	4.00% + SFvvv	09/25/24	09/26/31	Senior	4,615,125	4,651,215
ECI Macola Max Holding, LLC +	3.25% + SFvv	05/06/25	05/09/30	Senior	1,632,373	1,638,935
ECO Material Tech Inc. +	Cash 3.25% + SFvv	03/31/25	02/12/32	Senior	2,000,000	2,013,760
Epic Crude Services, LP +	3.00% + SFvv	10/22/24	10/15/31	Senior	2,244,375	2,258,425
Fiesta Purchaser, Inc. +	3.25% + SFv	05/06/25	02/12/31	Senior	6,237,118	6,266,058
Filtration Group Corporation +	3.00% + SFv	05/06/25	10/21/28	Senior	2,026,500	2,039,530
First Brands Group, LLC +	5.00% + SFvv	11/15/24	03/30/27	Senior	1,244,144	1,208,512
First Brands Group, LLC +	5.00% + SFvv	11/12/24	03/30/27	Senior	740,042	718,951
Flash Charm, Inc. +	3.50% + SFvv	05/06/25	03/02/28	Senior	1,219,933	1,147,286
Focus Financial Partners, LLC +, f		05/30/25	09/15/31	Senior	4,800,000	4,764,000
Focus Financial Partners, LLC +, f	Cash 2.75% + SFvv	01/28/25	09/15/31	Senior	8,879,500	8,889,623
Fortis 333, Inc. +, f	3.50% + SFv	02/06/25	03/29/32	Senior	3,000,000	3,018,750
Froneri International Ltd. +, d	2.00% + SFvv	09/17/24	09/17/31	Senior	7,959,273	7,862,090
Fugue Finance B.V. +	3.25% + SFvv	05/06/25	01/09/32	Senior	13,360,196	13,430,604
Fugue Finance B.V. +, f		05/30/25	01/09/32	Senior	2,600,000	2,613,702
Genesys Cloud Services Holdings II LLC +	Cash 2.50% + SFvv	03/31/25	01/30/32	Senior	6,583,500	6,606,345
GFL Environmental Inc. +	Cash 2.50% + SFvv	03/07/25	02/04/32	Senior	1,200,000	1,201,956
Gloves Buyer, Inc. +, f	4.00% + SFv	01/17/25	01/17/32	Senior	3,400,000	3,350,428
Golden State Food LLC +	4.25% + SFv	12/12/24	12/04/31	Senior	2,630,191	2,647,761

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Grant Thornton Advisors LLC +	2.75% + SFv	05/06/25	06/02/31	Senior	$3,870,799	$3,884,734
Grant Thornton Advisors LLC +, f		05/08/25	06/02/31	Senior	5,000,000	5,035,950
Hanger, Inc. +, e	3.50% + SFv	12/31/24	10/23/31	Senior	1,944,177	1,954,559
Hanger, Inc. +, e	3.50% + SFv	10/16/24	10/23/31	Senior	250,856	36,707
Heartland Dental, LLC +	4.50% + SFvv	05/17/24	04/28/28	Senior	8,440,347	8,468,875
Help/Systems Holdings, Inc. +	4.00% + SFvv	05/11/21	11/19/26	Senior	4,019,697	3,840,418
Herc Holdings Inc +	2.00% + SFvv	05/16/25	06/02/32	Senior	1,000,000	1,005,420
Herschend Entertainment Company, LLC +, f		05/15/25	05/27/32	Senior	600,000	606,000
Hobbs & Associates LLC +, e	3.25% + SFv	09/30/24	07/23/31	Senior	6,078,690	5,525,962
Holding Socotec +, d	3.75% + SF	11/22/24	06/30/28	Senior	1,440,244	1,453,753
Howden Group Holdings Ltd. +	3.50% + SFv	05/06/25	04/18/30	Senior	3,071,040	3,094,349
HUB International Limited +	2.50% + SFvv	05/06/25	06/20/30	Senior	927,241	932,972
Hunter Douglas Inc. +, f	3.25% + SFvv	05/06/25	01/20/32	Senior	9,386,807	9,419,098
Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.) +	4.50% + SFvv	02/02/24	02/15/29	Senior	200,000	200,000
Illuminate Buyer, LLC +, d		10/10/24	12/31/29	Senior	1,588,000	1,597,306
Imagine Learning LLC +, f	3.50% + SFv	05/06/25	12/21/29	Senior	8,978,026	8,823,424
Inception Holdco S.à.r.l. +	3.75% + SFvv	05/06/25	04/09/31	Senior	1,089,000	1,099,901
Inception Holdco S.à.r.l. +, f		05/30/25	04/18/31	Senior	300,000	303,003
Ineos US Finance LLC +, f		05/02/25	11/08/28	Senior	857,143	839,914
Inmar, Inc. +	5.00% + SFv	12/31/24	10/30/31	Senior	2,288,500	2,309,966
International Entertainment JJCo 3 Ltd. +, f	3.75% + SFvv	05/02/25	04/29/32	Senior	4,600,000	4,634,500
Iridium Satellite LLC +	4.75% + SFv	03/26/25	09/20/30	Senior	2,473,176	2,484,973
John Bean Technologies Corp +, d	2.00% + SFv 2.75% + SFv2.75% + SFv	05/06/25	01/02/23	Senior	997,500	1,002,986
Kaman Corporation +, e	2.75% + SFvvv	01/30/25	02/26/32	Senior	2,500,000	2,291,981
Kaseya Inc. +	Cash 3.25% + SFvv	03/31/25	03/20/32	Senior	5,286,750	5,326,031
kdc/one Development Corporation, Inc. +	4.00% + SFv	05/06/25	08/15/28	Senior	3,676,919	3,693,685
KKR Apple Bidco, LLC +	3.25% + SFv	02/14/25	09/23/31	Senior	4,477,500	4,495,052
Lernen Bidco Ltd. +	4.00% + SFvv	11/04/24	10/27/31	Senior	4,179,026	4,209,491
LSF12 Crown US Commercial Bidco LLC +, d	CME Term SOFR + 4.25%	10/11/24	12/02/31	Senior	6,800,000	6,825,500
Madison IAQ LLC +	Cash 3.25% + SF (0.50% Floor)vv	03/28/25	03/28/32	Senior	6,000,000	6,038,760
Madison Safety & Flow LLC +	Cash 2.75% + SFvv	09/26/24	09/26/31	Senior	1,985,000	1,996,176
Matador Bidco S.a.r.l. +	4.25% + SFv	05/06/25	07/30/29	Senior	8,523,676	8,587,604
Mavis Tire Express Services Corp. +, f		06/10/25	05/04/28	Senior	2,593,500	2,607,142
McAfee, LLC +	3.00% + SFv	05/06/25	03/01/29	Senior	3,130,881	3,067,292
MDVIP, Inc. +	2.75% + SFv	05/06/25	10/16/28	Senior	2,765,105	2,772,045
Minimax Viking GmbH +	Cash 2.25% + SFvv	03/27/25	03/17/32	Senior	2,100,000	2,114,448
MJH Healthcare Holdings, LLC +	Cash 3.25% + SFvv	03/26/25	01/28/29	Senior	3,635,082	3,660,092
Motion Finco Sarl +	3.50% + SFvv	05/06/25	11/12/29	Senior	2,952,774	2,843,285
Naked Juice LLC +	3.25% + SFvv	04/09/25	01/24/29	Senior	1,326,995	984,192
Naked Juice LLC +	6.00% + SFvv	05/06/25	01/24/30	Senior	335,121	157,088
NEP Group, Inc. +	3.25% + SFvv	05/06/25	08/19/26	Senior	1,071,076	996,101
Newly Weds Foods Inc. +	Cash 2.25% + SFvv	03/19/25	03/15/32	Senior	4,500,000	4,522,500
Nielsen Consumer Inc. +	5.00% + SFv	03/31/25	03/06/28	Senior	4,588,500	4,607,863

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Nomad Foods US LLC +	2.50% + SFvvv	05/06/25	11/12/29	Senior	$1,161,379	$1,162,831
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,364,165	2,379,981
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,641,535	2,661,346
NSM Top Holdings Corp. +	4.75% + SFvv	06/13/25	05/14/29	Senior	3,307,548	3,331,032
Nuvei Technologies Corp. +	3.00% + SFv	12/13/24	11/15/31	Senior	3,740,625	3,752,745
Nvent Electric Public Limited Company +	Cash 3.50% + SFvv	03/31/25	01/30/32	Senior	1,850,000	1,861,304
Olympus Water US Holding Corporation +	3.00% + SFvv	05/06/25	06/20/31	Senior	1,370,234	1,362,451
OneDigital Borrower LLC +	3.00% + SFv	05/06/25	07/02/31	Senior	5,247,000	5,255,185
Opal Bidco SAS +, f		05/02/25	04/28/32	Senior	6,100,000	6,149,593
Orion US Finco Inc. +, f		05/20/25	05/20/32	Senior	4,800,000	4,834,272
Paint Intermediate III LLC +	3.00% + SFvv	09/11/24	09/11/31	Senior	1,296,750	1,294,727
Pegasus BidCo BV +	3.25% + SFvv	05/06/25	07/12/29	Senior	6,932,546	6,997,574
Plano HoldCo, Inc. +	3.50% + SFvv	08/02/24	08/15/31	Senior	4,788,000	4,620,420
Primary Products Finance LLC +	3.25% + SFv	05/06/25	04/01/29	Senior	2,567,565	2,568,926
Primo Brands Corporation +	2.25% + SFvv	05/06/25	03/31/28	Senior	1,344,250	1,351,576
Proampac PG Borrower LLC +	4.00% + SFvv	05/06/25	09/15/28	Senior	1,977,736	1,989,859
Project Alpha Intermediate Holding, Inc. +	3.25% + SFvv	05/06/25	10/26/30	Senior	6,320,240	6,364,102
Prometric Holdings, Inc. +, f	3.75% + SFvv	06/18/25	06/25/32	Senior	5,400,000	5,427,000
Prometric Holdings, Inc. +		05/06/25	01/31/28	Senior	5,820,874	5,712,483
Proofpoint, Inc. +, f	3.00% + SFvv	06/18/25	08/31/28	Senior	1,500,000	1,509,390
Quartz Acquireco LLC +	Cash 2.25% + SFvv	03/25/25	06/28/30	Senior	4,974,684	4,996,473
Quikrete Holdings, Inc. +	Cash 2.25% + SFvv	03/31/25	02/10/32	Senior	2,872,800	2,879,637
QXO Inc +	3.00% + SFvv	04/23/25	04/30/32	Senior	453,333	457,540
Radiology Partners Inc +	5.00% + SFvv	05/06/25	01/31/29	Senior	2,158,969	2,157,338
Radiology Partners Inc +, f		06/26/25	06/25/32	Senior	7,400,000	7,407,326
Rand Parent, LLC +	3.00% + SFvv	05/06/25	03/18/30	Senior	5,537,640	5,516,929
Raven Acquisition Holdings LLC +, e	3.25% + SFv	12/31/24	11/19/31	Senior	2,993,000	2,798,469
Recess Holdings, Inc. +	Cash 3.75% + SF (1.00% Floor)vv	01/24/25	02/20/30	Senior	8,795,271	8,845,668
Red Planet Borrower, LLC +	5.25% + SFv	12/31/24	10/02/28	Senior	3,192,000	3,213,291
Rohm Holding GmbH +	Cash 5.50% + SFvvv; PIK 1.49%	02/19/25	01/31/29	Senior	6,720,353	6,532,721
Ryan Specialty Group LLC +	2.25% + SFv	09/10/24	09/15/31	Senior	995,000	999,975
Saphilux S.à.r.l. +, f		05/22/25	07/18/28	Senior	4,500,000	4,533,750
Sauer Brands Inc. +, e	Cash 3.25% + SFvv	03/31/25	02/04/32	Senior	1,000,000	919,864
SCIH Salt Holdings Inc. +	3.00% + SFvv	05/28/25	01/31/29	Senior	498,747	500,597
Shift4 Payments, LLC +, f		05/08/25	06/30/32	Senior	900,000	910,125
Skopima Merger Sub Inc. +	3.75% + SFv	05/06/25	05/12/28	Senior	12,708,332	12,590,526
Snacking Investments Bidco Pty Limited +	4.00% + SFvv	05/06/25	12/18/26	Senior	1,231,750	1,242,996
Southern Veterinary Partners, LLC +	3.25% + SFvv	12/05/24	12/04/31	Senior	1,895,250	1,904,802
Sovos Compliance, LLC +	4.00% + SFv	05/06/25	08/13/29	Senior	4,604,115	4,639,290
Spa Holdings 3 Oy +		05/23/35	05/23/30	Senior	6,700,000	6,720,971
Spring Education Group, Inc. +, e	4.00% + SFvv	09/29/23	10/04/30	Senior	7,720,636	7,776,148
Stonepeak Nile Parent LLC +	2.75% + SFv	02/03/25	04/09/32	Senior	1,800,000	1,809,000
Storable, Inc. +	Cash 3.25% + SFvv	03/31/25	04/16/31	Senior	2,793,000	2,801,742

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Student Transportation of America Holdings, Inc +, e, f		06/10/25	06/24/32	Senior	$900,000	$785,945
Summer (BC) Holdco B S.a r.l +	5.00% + SFvv	05/06/25	02/15/29	Senior	5,651,011	5,621,446
Summer (BC) Holdco B S.a r.l +	5.00% + SFvv	05/06/25	02/15/29	Senior	5,665,281	5,707,771
Summit Acquisition Inc. +	3.75% + SFvv	12/31/24	10/16/31	Senior	997,500	1,002,488
Sunrise Financing Partnership +	2.50% + SFvvv	03/28/25	02/15/32	Senior	4,300,000	4,304,386
Surgery Center Holdings, Inc. +	2.75% + SFv	05/06/25	12/19/30	Senior	885,875	890,863
Tacala, LLC +	3.50% + SFv	05/06/25	01/31/31	Senior	2,370,090	2,388,506
Tecta America Corp. +	Cash 3.00% + SFvv	02/12/25	02/18/32	Senior	1,400,000	1,408,540
Terex Corporation +	2.00% + SFv	12/31/24	10/08/31	Senior	1,995,000	2,009,763
Thevelia (US) LLC +	3.00% + SFvv	09/30/24	06/18/29	Senior	8,945,498	8,995,861
Tidal Waste & Recycling Holdings LLC +	3.50% + SFvv	12/31/24	10/24/31	Senior	997,500	1,007,016
TK Elevator Midco GmbH +	3.00% + SFv	03/04/25	04/30/30	Senior	9,732,095	9,806,254
TMF Group Holding B.V. +	2.75% + SFvv	01/15/25	05/03/28	Senior	1,943,464	1,955,611
TransDigm, Inc. +	2.50% + SFvv	09/25/24	01/19/32	Senior	4,664,750	4,684,249
Trident TPI Holdings, Inc. +	3.75% + SFvv	05/06/25	09/15/28	Senior	1,646,246	1,627,364
Trucordia Insurance Holdings LLC +	3.25% + SFv	06/12/25	06/17/32	Senior	6,500,000	6,558,955
Truist Insurance Holdings LLC +	2.75% + SFvv	05/30/25	05/06/31	Senior	900,000	901,692
Truist Insurance Holdings LLC +, f		06/05/25	05/06/31	Senior	900,000	897,750
UKG Inc. +	3.00% + SFv	05/06/25	02/10/31	Senior	3,909,630	3,934,652
Upfield B.V. +	3.75% + SFvv	05/06/25	01/03/28	Senior	12,952,468	12,987,569
USALCO LLC +, d, e	4.00% + SFv	09/17/24	09/17/31	Senior	1,642,521	1,498,420
Varsity Brands, Inc. +	Cash 3.50% + SFvv	08/26/24	08/26/31	Senior	3,790,500	3,805,207
Verifone Systems, Inc. +	5.50% + SFvv	04/07/25	08/18/28	Senior	2,000,000	1,945,000
Virtusa Corporation +	3.25% + SFvv	06/14/24	02/15/29	Senior	3,017,800	3,021,602
Vision Solutions, Inc. +	4.00% + SFvv	05/06/25	04/24/28	Senior	3,284,383	3,194,063
Voyager Parent, LLC +, f		05/08/25	05/09/32	Senior	3,000,000	2,993,700
VS Buyer, LLC +	2.75% + SFvv	05/06/25	04/12/31	Senior	3,791,398	3,816,686
Waystar Technologies, Inc. +	2.25% + SFv	05/06/25	10/22/29	Senior	2,974,149	2,992,738
Windsor Holdings III, LLC +	2.75% + SFv	05/06/25	08/01/30	Senior	2,260,993	2,267,301
WOOF Holdings, Inc +, f	3.95% + SFvv	05/30/25	12/31/29	Senior	3,902,067	3,326,512
WOOF Holdings, Inc +	3.75% + SFvv	05/30/25	12/31/29	Senior	1,138,830	632,996
Worldwide Express Operations, LLC +, f	4.00%+SFvv	12/31/24	07/26/28	Senior	12,371,478	12,396,592
Zacapa S.à.r.l. +	3.75% + SFvv	12/31/24	03/22/29	Senior	9,186,295	9,224,235
Total North America (4.63%)						740,736,834
Western Europe (1.72%)
AD Education +, d	4.00% + E####	10/22/24	11/14/31	Senior	€4,500,000	5,303,133
ADB Safegate BV +, f		05/23/25	05/24/32	Senior	1,800,000	2,126,323
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, f		05/09/25	09/30/28	Senior	4,300,000	5,072,585
Albion Financing 3 S.à.r.l. +	Cash 3.00% + SF (0.50% Floor)vv	02/14/25	08/16/29	Senior	$4,893,223	4,882,847
Apleona Holding GmbH +, e, f		05/02/25	04/10/32	Senior	€4,600,000	5,021,190
Artemis Acquisitions (UK) Limited +	3.00% + E##	05/06/25	07/07/31	Senior	4,000,000	4,632,603
Artemis Bidco SAS +, f		05/28/25	05/28/32	Senior	3,600,000	4,240,099

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
Western Europe (continued)
Athena Holdco S.A.S. +	3.25% + E##	05/06/25	04/14/31	Senior	€3,400,000	$4,003,620
Auris Luxembourg III S.à.r.l. +	4.00% + E###	05/06/25	02/28/29	Senior	4,000,000	4,709,907
AutoForm Engineering GmbH +	3.75% + E##	04/02/25	02/28/29	Senior	3,300,000	3,895,431
Care Bidco SAS +, d, f	3.50% + E##	05/13/24	11/06/28	Senior	2,100,000	2,474,278
Casper BidCo SAS +	3.75% + E#	05/06/25	03/21/31	Senior	5,900,000	6,929,874
CD&R Firefly Bidco Limited +, d	5.50% + SF>>	05/06/25	06/21/28	Senior	£5,500,000	7,544,639
CD&R Firefly Bidco Limited +, f	4.75% + SF>>>>	05/06/25	04/29/29	Senior	6,500,000	8,890,388
Cerelia +, f		06/03/25	06/24/32	Senior	€2,600,000	3,062,294
Chrysaor Bidco S.à.r.l. +	SFv	05/15/24	05/14/24		$2,594,166	2,615,724
Clarios Global LP +	3.00% + E#	05/06/25	07/16/31	Senior	€7,012,491	8,227,998
Colosseum Dental Finance B.V. +, f	3.75% + E###	06/23/25	03/22/32	Senior	1,900,000	2,240,171
Eagle Bidco Limited +	3.25% + E#	05/06/25	03/20/28	Senior	6,900,000	8,079,168
Elsan SAS +	3.50% + E##	05/06/25	06/16/31	Senior	5,000,000	5,874,359
Finco Utilitas BV +, f		05/30/25	09/30/30	Senior	4,300,000	5,055,127
Fugue Finance B.V. +	3.25% + E##	04/04/25	01/09/32	Senior	3,000,000	3,524,369
HBX Group International PLC +	Cash 2.75% + E###	03/26/25	02/18/32	Senior	5,200,000	6,109,333
IGT Holding IV AB +	Cash 3.50% + SF (0.50% Floor)vvv	03/19/25	09/01/31	Senior	$3,324,000	3,355,179
Inspired FinCo Holdings Ltd. +, f	Cash 3.25% + E###	02/06/25	02/28/31	Senior	€244,444	286,474
Inspired Finco Holdings Ltd. +, f	3.25% + E##	02/06/25	02/28/31	Senior	2,037,037	2,390,269
Inspired Finco Holdings Ltd. +, f	Cash 3.25% + E###	02/06/19	02/28/31	Senior	1,018,519	1,195,135
International Entertainment JJCo 3 Ltd. +, f	4.75% + SF>>>>	05/02/25	04/29/32	Senior	£2,500,000	3,447,945
Lernen Bidco Limited +	4.00% + E###	05/06/25	04/25/29	Senior	€6,000,000	7,066,832
LSF10 XL Bidco S.C.A. +, d	4.175% + E##	05/07/24	04/12/28	Senior	5,000,000	5,843,029
Luna 2.5 S.à.r.l. +, f		06/18/25	06/28/32	Senior	1,600,000	1,882,818
MasOrange Finco Plc +	Cash 2.75% + E##	02/21/25	03/25/31	Senior	24,197,458	28,204,317
Motel One GmbH +, f	4.50% + E##	05/02/25	05/03/32	Senior	8,300,000	9,800,132
Nobian Finance B.V. +, f		05/30/25	07/01/29	Senior	3,200,000	3,750,615
Nobian Finance B.V. +	Cash 3.50% + E##	03/04/25	07/31/30	Senior	5,400,000	6,307,683
Platin2025 Holdings S.a r.l. +	3.15% + E##	05/06/25	12/29/28	Senior	6,000,000	6,989,880
Prosol SAS +, f		06/04/25	07/12/31	Senior	2,100,000	2,470,311
Prosol SAS +	3.50% + E##	05/06/25	07/12/28	Senior	4,800,000	5,646,425
Quimper AB +, d	3.75% + E#	05/17/24	03/15/30	Senior	7,000,000	8,232,727
Rohm Holding GmbH +	5.00% + E##	05/06/25	01/31/29	Senior	6,010,086	6,813,053
Rubix Group Midco 3 Limited +, f		05/23/25	09/30/28	Senior	6,400,000	7,547,416
Speedster Bidco GmbH +, d	3.75% + E##	10/18/24	10/17/31	Senior	10,000,000	11,775,002
Sport Group Holding GmbH +	Cash 4.00% + E###	01/08/25	07/08/31	Senior	2,600,000	3,064,704
Summer (BC) Holdco B S.à.r.l. +	4.50% + E##	05/07/24	01/31/29	Senior	570,642	666,246
Summer (BC) Holdco B S.à.r.l. +	Cash 4.50% + E###	03/04/25	01/31/29	Senior	3,737,050	4,363,148
Talbot Participation S.A.S +, f	3.50% + E###	06/27/25	06/25/32	Senior	6,200,000	7,299,337
team.blue Finco Sarl +	3.45% + E##	05/06/25	09/30/29	Senior	10,700,000	12,506,844
Thyme HoldCo S.a r.l. +, f	3.50% + E##	06/27/25	06/28/32	Senior	5,800,000	6,835,558
TMF Group Holding B.V. +	3.25% + E##	05/06/25	05/03/28	Senior	2,000,000	2,355,352
Total Western Europe (1.72%)						274,611,891

Total Floating Rate Loans (Cost $984,544,750)(6.35%)						$1,015,348,725

Total Public Investments (Cost $1,795,514,863)(11.82%)						$1,889,877,168

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (94.44%)
Direct Investments * (63.25%)
Direct Equity (57.08%)
Asia - Pacific (3.34%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	2,623,753	$11,186,881	$3,071,382
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	10,621,500	14,228,402
Compass Education +, a, e	Common equity	01/21/25	19,328,293	19,328,293	19,663,716
Continuity CNC Capital Limited +, a	Common equity	03/01/18	1,021	1,021	1
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Preferred equity	03/06/25	389,330	246,903	254,810
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Common equity	03/06/25	7,946	5,039	5,200
Huntress Co-Investment L.P., 1 +, a, c	Limited partnership interest	04/08/16	—	1	1
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	29,283,000	30,975,265
Murra Warra Asset Hold Trust +, a, e	Common equity	09/10/18	1	1	1
Murra Warra II Asset Hold Trust +, a, e	Common equity	07/30/20	1	11,765	12,149
Murra Warra II Project Hold Trust +, a, e	Common equity	07/30/20	1	2,942	3,038
Murra Warra Project Hold Trust +, a, e	Common equity	09/10/18	1	—	1
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	7,980,885	8,322,911	11,578,834
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	5,429,378	—
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	7,421,005	63,570,472	21,544,599
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,387	1,207,432	1,547,669
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	23,054,747	29,405,707
PG Power Pte. Ltd. +, a, e	Common equity	10/30/24	3,026,755	2,064,013	2,374,664
Platform Hold Trust +, a, e	Preferred equity	03/06/25	17,921,420	1,203,367	1,241,907
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	11,944,526	11,944,526
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	1,571,724	1,704,922	8,488,441
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	3,371,095	3,379,594	3,379,594
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	18,518,292	15,921,139
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	126,985,067	357,612,934
Total Asia - Pacific (3.34%)					533,253,980
North America (26.10%)
Aimbridge Acquisition Co., Inc. +, a	Common equity	03/11/25	4,145,864	3,866,765	3,866,765
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	24,784,703	43,078,416
Allied Benefit Systems Holdings LP +, a, c	Limited partnership interest	10/22/24	—	30,810,000	38,819,398
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	27,959,148	36,778,067
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	5,925,072	4,142,769
AppLogic Networks OpCo I LLC +, a	Common equity	03/03/25	351,924	351,924	351,924
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	44,578,381	94,465,676
BCPE Hercules Holdings, LP +, a	Common equity	07/30/18	869,932	869,932	2,048,080
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	150,000	283,296
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	4,168,272	2,251,984
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	306,125	4,205,000	4,205,000
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	17,127,003	25,715,733
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	56,634	1
CBI Parent, L.P. +, a, c	Limited partnership interest	01/06/21	—	117,093,144	—
CBI Parent, L.P. +, a	Preferred equity	10/17/22	5,611,689	5,611,689	—
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	53,921,126	174,415,430
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	94,154	78,697
Clarience Technologies, LLC +, a	Common equity	03/05/24	3,429	8,436,000	15,350,011
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,344	33,244,066	71,541,690
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	248,182	2,154,218	1,292,367
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,348,750	1,933,124

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Cure Holdings, LLC +, a	Common equity	05/13/21	263,891	$3,602,070	$1,272,313
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	27,230	13,129
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	120,019,757	172,024,077
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	38,954,116	64,868,458
ECP Holding Company, LLC +, a, c, e	Member interest	03/15/16	—	—	123,590
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	105,520,023	107,129,344	105,968,114
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	8,508,337	8,508,422	10,912,939
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	97,807,196	179,037,128
Elgin Co-Investment, L.P.2 +, a	Common equity	11/28/16	1	1	1
Encore Holdings LP +, a, b, e	Common equity	07/01/22	67,986	77,931,448	160,442,304
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	37,061,706	90,590,928
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	94,861,790	140,680,414
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	103,097,510	148,386,700
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	56,985,983	58,598,743
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	20,475,870	24,321,464
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	9,367,969	—
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	8,915,101	15,810,174
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,761,620	78,266,203
Gateway Fleets Holdings, LP +, a, b, c, e	Limited partnership interest	09/30/24	—	1,833,960	1,816,000
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	15,617,280	17,004,407
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,643,771	62,997,708
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	122,197,759	304,299,059
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	151,702,453	168,681,143
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	250,000	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	1	448,243
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	56,035,477	97,137,219
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	716,331	126,657
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	187,500,000	199,935,000
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	61,566,000	45,338,495
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	252,000	1
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,122,345	56,008,500	64,441,194
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	2,351,867	4,128,245	6,843,891
Lumin Digital, LLC +, a	Preferred equity	02/12/25	5,098,332	6,117,996	6,666,370
Lumin Digital, LLC +, a, e	Preferred equity	11/20/24	—	24,471,996	26,665,494
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	12/27/23	—	11,341,677	20,647,367
Mesa Natural Gas Solutions +, a, e	Limited partnership interest	02/25/25	—	6,070,655	11,223,792
MHS Acquisition Holdings, LLC +, a, b	Common equity	08/18/17	356	317,827	284,784
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	172,633	154,685
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	37,921,966	33,979,373
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	22,375,189	30,506,690
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	60,534,545	87,124,344
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	15,306,665	29,509,704
Onecall Holdings, L.P. +, a	Common equity	11/29/17	1	—	435,437
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	45,225,381	106,820,270
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	40,513,413	58,117,261
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	32,126,730	79,140,601
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	42,616	48,694,632	101,432,330
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,120,924	1,117,568
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	13,722,831	19,382,593
Real Hero Topco, L.P. +, a, c, e	Limited partnership interest	02/24/25	—	1,113,032	1,572,084
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	6,996,130	5,632,193
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	2,361,000	1,900,709

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Sandvine Corporation +, a	Common equity	03/03/25	50,291	$923,247	$923,247
SC Landco Parent, LLC +, a	Common equity	11/28/16	2,672	3	484,494
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,201,845	2,829,842
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	—	1
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	47,032,038	83,412,919
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, e	Limited partnership interest	08/18/17	—	23,429	1
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	1,946	1
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	55,011,041	—
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	14,874,473	—
Space Co-Invest LP +, a, c, e	Limited partnership interest	01/17/25	—	20,339,023	20,284,311
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	90,509,738	143,833,911
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	178,485,000	238,372,072
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	33,561,996	33,870,498
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	54,353,000	69,985,412
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	04/30/24	—	301,146	387,759
Surveyor Co-Invest SCSp +, a, c, e	Limited partnership interest	10/17/24	—	22,552,209	25,336,730
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	5,017,926	9,121,310
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	71,817,900	113,845,160
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	4,632,829	2,556,122
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,627,408	7,724,373
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,348,477	28,998,476
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	09/10/21	—	18,807,918	12,620
VEPF VII Co-Invest 2-A, LP +, a, c	Limited partnership interest	04/06/21	—	45,804,840	30,460
Vistra Group Holdings (BVI) II Limited +, a	Common equity	11/04/15	7,428	7,428	1
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	10,934,833	11,929,454
WHCG Purchaser, L.P. +, a, b	Preferred equity	08/02/24	—	3,088,000	3,368,881
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	68,399,200	10,685,186
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,441,200	19,437
Total North America (26.10%)					4,171,330,453
Rest of World (1.38%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	7,070,769	9,189,150
PG Investment Company 1113B S.à r.l. +, a, e	Common equity	10/01/24	63,259,178	70,080,810	198,976,814
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,618	6,624,409	8,420,611
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,884	774,648	4,349,335
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	144,157	200,250
Total Rest of World (1.38%)					221,136,160
South America (0.03%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	6,014,065	4,407,173
Total South America (0.03%)					4,407,173
Western Europe (26.23%)
Akur8 SAS +, a, e	Common equity	08/28/24	684,686	7,094,033	8,954,637
Akur8 SAS +, a, e	Preferred equity	08/28/24	876,616	9,728,692	11,464,791
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	12,366,563	18,269,872
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,796,283	4,331,441
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	264,490	294,826
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	21,849,512	12,877,059
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	402,797	216,003
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	13,873,440	17,433,805

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
BC European Capital X - Ceramtec Co-Investment (1) LP +, a, e	Common equity	02/06/18	575,918	$700,484	$1
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	22,246,954	27,315,211
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	149,423,941	295,181,507
Camelia Investment 1 Limited +, a, e	Common equity	10/12/17	3,082	4,087	—
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	83,995,867	35,887,748
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	78,514,453	71,266,548
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	27,818,080	30,298,791
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,240	14,672,982	52,916,562
Climeworks AG +, a	Common equity	04/25/22	18,455	465,142	23,814
Climeworks AG +, a, e	Preferred equity	04/25/22	8,155,043	68,066,218	80,273,374
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	47,438,430	96,680,122
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	32,709,803	77,185,584
EQT Jaguar Co-Investment SCSp +, a, c	Limited partnership interest	04/18/24	—	711,598	858,126
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	40,813,520	215,832,350
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	5,830,047	10,435,203
Fides S.p.A +, a	Common equity	12/15/16	78,505	745,309	252,799
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	4,660,720	4,888,834
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	1,045,423	730,307
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	1	11,057,755
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	37,402,098	42,712,934
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	03/31/24	—	19,648,729	20,324,574
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	03/31/24	19,465,958	43,438,321	57,985,919
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	26,701,331	52,426,568	159,899,250
Hera Co-investment LP +, a, c, e	Limited partnership interest	10/25/24	—	16,395,896	16,338,314
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	11,664,381	20,241,404
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,840,839	—
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	92,759,254	166,890,062
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	21,615,986	70,798,332
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	48,949,162	74,230,968
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	17,052,864	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	17,052,864	6,038,310
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	3,377,868	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	18,472,753	37,060,187
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	1,328,931	1,482,127
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	7,793	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	1,663,357	8,378,593
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	14,746,472	17,546,746
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	40,092,414	47,030,890
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	9,766,168	79,071,261
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	64,616,036	66,400,975
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,139,432	18,161,107
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	78,803,152	127,558,584

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	$13,620	$1
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	11,034,169	11,063,763
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	41,647,590	71,092,519
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	5,073,504	9,635,580
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	04/19/24	—	51,641,872	84,715,157
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	5,699,625	95,734,502	151,186,285
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	2,869,232	93,661,837	76,108,251
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	—	844,235
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	7,017,978	4,767,325	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	7,975,901	48,753,622	43,332,412
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,455,807	1,128,010
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	115,820,054	187,312,118
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,109	128,268	63,550,652
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	883,460	1,135,700	16,881,044
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	102,497,783	157,803,507
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	119,065	819,437
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	784,765	7,491,845	9,005,830
PG Investment Company 67 S.à.r.l. +, a, e	Preferred equity	07/16/24	9,255,649	12,743,394	15,069,577
PG Investment Company 67 S.à.r.l. +, a, e	Common equity	07/16/24	1,029,239	1,414,770	4,612,822
PG Investment Company 69 S.à.r.l. +, a	Preferred equity	07/16/24	646,265	328,227	115,390
PG Investment Company 69 S.à.r.l. +, a	Common equity	07/16/24	187,735	580,738	114,149
PG Investment Company 71 S.à.r.l. +, a, e	Common equity	09/26/24	6,385,371	7,129,193	8,550,497
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	358,449	395,093	1
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,478,798	48,005,615	52,518,920
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,063,586	54,500
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	1,941,291	14,861,668
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	36,879,819	32,645,905
PG Polaris Warehouse SCSp +, a, c, d	Limited partnership interest	03/27/24	—	748,547	1,036,153
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	5,331,705	76,134,804
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	88,269,190	86,551,928
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	73,161,629	110,269,718
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1,773	1
Pharmathen Topco S.à r.l. +, a, b	Preferred equity	02/21/25	3,560,390	3,722,755	4,483,810
Pharmathen Topco S.à r.l. +, a	Preferred equity	02/21/25	4,069,017	4,685,043	4,879,102
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	112,190,937	146,636,629
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	85,739	1
Polyusus Lux XVI S.à.r.l. +, a, b	Preferred equity	07/05/24	22	24	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	489,319,992	26,882,311	3,257,450
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	6,275,980	—
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/03/22	—	333,654	1
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	857,580	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	42,946	63,317
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	08/19/21	11,772,986	694,245	242,940
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	3,936,244	231,415	45,351
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,341,978	77,113	871,490
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	447,324	25,704	162,685
Quadriga Capital IV Investment Holding II LP +, a, e	Common equity	01/15/18	238,583	282,465	2
Quadriga Capital IV Investment Holding II LP +, a	Common equity	09/09/16	1,432,376	1,595,951	2
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	33,461,675	59,261,788
Rivage Luxco S.à.r.l. +, a	Common equity	02/22/22	450,000	51,009,931	63,281,075
Rivage Luxco S.à.r.l. +, a, e	Common equity	06/28/23	450,000	312,165	402,698
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	36,261,531	46,613,475
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	2,896,582	29,011,964

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	27,236,127	$42,469,064	$63,915,415
Strider Investment 2 +, a, e	Preferred equity	04/01/23	278,539	302,803	1,116,516
Strider Investment 3 +, a, e	Preferred equity	04/01/23	24,476	26,591	28,720
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,389,622	4,456,971
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	8,834,459	32,554,973
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	56,579,460	77,616,117
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	34,731,898	24,190,930
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,381,170	4,131,280
Vanquish Topco +, a	Common equity	05/25/23	379,731	936,729	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	42,986,878	35,397,052
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	26,379,481	47,185,646
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	12,374,422	17,492,543
Zoncolan Topco S.à.r.l. +, a, b, c	Member interest	10/28/21	—	61,194,518	62,048,702
Zoncolan Topco S.à.r.l. +, a, b, e	Common equity	10/28/21	20,383,872	40,500,847	46,058,287
Zoncolan Topco S.à.r.l. +, a, b, e	Preferred equity	08/01/24	5,384,750	5,822,805	6,898,669
Total Western Europe (26.23%)					4,192,398,046
Total Direct Equity (57.08%)				$6,319,406,965	$9,122,525,812

Direct Debt (6.17%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Asia - Pacific (0.29%)
BYJU's Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$—	$1	$—
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	11,564,338	11,307,338	11,262,861
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	5,433,680	26,553	—
Fugue Finco Pty Ltd. +, a, e	Cash 5.75% + BBSY††	04/10/24	04/10/30	Senior	966,531	966,531	928,385
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,512,641	3,604,502
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,299,785	2,377,079
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,636,901	12,369,172
Global Academic Group Limited +, a	Cash 4.91% + BBSY ††	01/30/25	07/26/27	Senior	653,208	645,121	686,661
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	395,158	395,158	425,417
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,617,822	4,371,407
Greencross Limited +, a	Cash 5.75% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	9,364,117	9,314,051	8,810,628
UP Education +, a, e		12/16/24	07/29/27	Senior	—	—	—
Voyage Australia Pty Ltd. +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,640,500	1,628,223	1,646,477
Total Asia - Pacific (0.29%)							46,482,589
North America (3.79%)
Aimbridge Acquisition Co., Inc. +, a	Cash 7.5% + SFv	03/11/25	03/11/30	Senior	1,680,143	1,129,238	1,129,238
Aimbridge Acquisition Co., Inc. +, a	Cash 5.5% + SFv	03/20/25	03/11/30	Senior	564,906	564,906	566,319
Air Medical Group Holdings, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	7,978,852	195,052	—
AlixPartners, LLP +, a	Cash 2.50% + SF (0.50% Floor)v	06/12/24	02/04/28	Senior	4,935,555	4,960,045	4,963,343

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	$—	$2,781	$—
American Airlines, Inc. +, a	Cash 2.50% + SFvv	09/06/24	06/04/29	Senior	4,950,000	4,955,229	4,932,774
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	3,186,576	3,015,192	1,680,516
Apro, LLC +, a	Cash 3.75% + SFvv	06/26/24	07/09/31	Senior	3,275,250	3,267,926	3,274,595
Aptean, Inc +, a	Cash 4.75% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	7,040,312	6,983,738	7,022,711
Aptean, Inc +, a, e	Cash 4.75% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	1,231,353	1,225,635	1,228,274
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	—	6	—
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	10,535,778	10,493,926	10,563,487
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vvv	05/17/22	08/15/30	Second Lien	2,000,000	1,955,783	1,248,140
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/18/22	05/10/27	Senior	11,156,431	10,612,337	10,612,337
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/14/28	Senior	1,965,000	1,951,391	1,969,913
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,722,542	18,835,436
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,960,441	7,063,288
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	6,788,695	6,702,081	5,769,836
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)v	06/09/22	07/02/29	Senior	2,165,884	2,138,815	2,169,497
Brown Group Holding, LLC +, a	Cash 2.75% + SFv	05/23/24	06/07/28	Senior	2,976,794	2,980,616	2,983,419
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/26	Second Lien	1,856,677	1,854,325	1,699,925
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv; PIK 14.795%	01/01/21	11/06/26	Second Lien	232,085	8,396	212,491
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	3,146,434	3,213,295	3,213,253
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	1,782,000	3,752,491	3,747,525
Cedar Fair, L.P. +, a, f	Cash 2.00% + SFv	05/23/24	05/01/31	Senior	2,977,500	6,255,330	6,276,583
Cengage Learning, Inc. +, a, f	Cash 3.5% + SF (1.00% Floor)v	03/28/24	03/18/31	Senior	—	2,990,611	3,007,623
Central Parent LLC +, a	Cash 3.25% + SFvv	05/28/24	07/06/29	Senior	—	1,968,654	1,624,345
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SFvv	06/16/23	06/16/27	Senior	4,456	4,462	4,284
Clydesdale Acquisition Holdings, Inc. +, a	Cash 3.675% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	5,309,787	5,297,084	5,318,442
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	1,644,750	3,611,709	3,644,494
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	2,969,072	3,419,077	3,151,157
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,691,500	1,679,888	1,455,253
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/22/21	10/16/28	Senior	1,164,000	1,157,949	1,100,779
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,947,500	2,878,331	2,804,310
Critical Start, Inc. +, a	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.125%	03/27/23	05/17/28	Senior	4,852,224	4,803,003	4,772,902

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	$10,248,409	$9,756,492	$9,621,264
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	—	27	—
CSC Holdings, LLC +, a	Cash 4.50% + SFvv	12/07/18	01/15/26	Senior	17	3,081	—
Datix Bidco Limited +, a	Cash 5.50% + S>>>	04/25/24	04/30/31	Senior	901,982	883,942	976,385
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,360,460	5,661,014	5,286,873
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	9,897,599	9,751,794	9,134,430
Dentive, LLC +, a, e	Cash 6.75% + SFvv	05/03/24	12/23/28	Senior	3,917,430	3,837,091	3,615,371
Dexko Global, Inc. +, a, f	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,556,000	3,938,215	3,893,488
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)v	04/23/21	03/31/28	Senior	—	9,171,097	9,177,772
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	436,086	429,135	429,109
Diligent Corporation +, a	Cash 5.00% + SFvv + PIK 3.00%	05/02/24	08/02/30	Senior	3,575,690	3,553,740	3,524,827
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	20,857,887	20,895,610	21,018,681
Discovery Energy Holding Corporation +, a, f	Cash 4.75% + SFv	05/14/24	01/30/31	Senior	4,396,553	6,251,702	6,434,549
Dwyer Instruments, Inc. +, a, e	Cash 3.75% + P	03/31/25	07/20/29	Senior	13,438,345	174,196	174,801
Eagle Broadband Investments, LLC +, a, e	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	4,948,320	4,919,793	4,929,281
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	5,886,839	5,846,260	5,919,982
Endurance International Group Holdings, Inc. +, a, f	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	2,049,998	5,222,773	4,208,875
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,548,000	1,540,276	1,557,109
Evergreen Services Group LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	9,629,273	9,527,989	9,601,393
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	07/31/23	06/15/29	Senior	4,247,852	4,225,764	4,235,552
Evergreen Services Group, LLC +, a, e	Cash 5.75% + SFvv	02/26/24	06/15/29	Senior	3,985,586	3,953,144	3,974,046
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)vv	12/10/21	11/22/28	Senior	3,308,456	3,281,981	3,310,665
Foundation Building Materials, Inc. +, a	Cash 4.00% + SFv	03/06/24	01/29/31	Senior	3,857,437	5,791,133	5,727,151
Global Medical Response, Inc. +, a, f	Cash 4.75% + SFvv	04/18/24	10/31/28	Senior	13,799,850	13,191,707	13,846,974
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	—	1	—
Gurobi Optimization, LLC +, a, e	Cash 4.75% + SFvv	09/10/24	09/10/31	Senior	8,283,538	8,201,509	8,277,150
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,730,000	11,604,178	11,410,925
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	11/05/21	11/19/27	Second Lien	3,600,000	3,600,000	2,745,000
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	369,102	365,979	363,196
High Bar Brands Operating LLC +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,093,215	2,061,727	2,059,723
High Bar Brands Operating, LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	436,086	37,639	37,594
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/01/29	Senior	2,475,000	2,466,966	2,488,266

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)v	03/07/24	01/29/26	Senior	$3,258,750	$3,207,681	$3,069,351
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	—	5,530,632	5,632,635
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/30/27	Senior	—	236	—
Kene Acquisition, Inc. +, a, e	Cash 5.50% + SF (1.00% Floor)vv	02/13/24	02/07/31	Senior	3,941,187	3,702,582	3,723,635
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFvv	10/05/18	02/08/28	Senior	8,199,534	8,175,437	8,168,529
Knowlton Development Corp. Inc. +, a	Cash 4.50% + SFv	06/24/22	12/22/25	Senior	1,476,919	693	—
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	01/26/28	Second Lien	3,212,308	3,195,163	2,814,070
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	984,681	981,182	771,596
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	9,730,130	9,617,205	9,289,832
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 6.25%	10/01/24	07/27/29	Senior	—	—	—
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 5.50%	10/01/24	07/27/29	Senior	984,699	993,876	253,707
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,583,728	6,508,115
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,950,000	4,737,508	4,923,083
McAfee Corp. +, a	Cash 3.5% + SFvv	05/22/24	03/01/29	Senior	31,489	10,306,736	9,068,981
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	4,975,000	4,940,769	4,962,450
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	1,979,644	311,217	—
National Mentor Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	04/26/21	03/02/28	Senior	1,984,930	1,922,986	1,930,409
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,744,904	3,400,905	3,338,571
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,878,250	2,858,769	2,891,355
OceanKey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	—	1,984,951	1,998,213
Oscar AcquisitionCo, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)vv	02/08/24	04/29/29	Senior	7,397,324	7,459,656	6,917,533
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	1,511,789	484	—
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,438,344	13,276,043	13,316,000
PDI TA Holdings, Inc. +, a	Cash 5.50% + SF (0.75% Floor)vv	02/06/24	02/01/31	Senior	6,435,871	6,381,333	6,397,256
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	2,415,447	2,696,741	2,694,057
Pediatric Associates Holding Company, LLC +, a, f	Cash 3.25% + SFvv	08/05/24	12/29/28	Senior	3,959,184	5,279,878	4,722,467
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	886,611	5,659,216	5,337,693
PetSmart LLC +, a	Cash 3.75% + SF (0.75% Floor)v	05/22/24	02/11/28	Senior	5,953,728	5,958,304	5,912,353
Pre-Paid Legal Services, Inc. +, a, e	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/15/28	Senior	10,675,568	10,680,025	10,641,039

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Pre-Paid Legal Services, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/14/29	Senior	$—	$318	$—
Premier Care Dental Management, LLC +, a, e	Cash 5.25% + SFv	05/31/24	08/05/28	Senior	11,873,644	5,994,211	6,009,141
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	1,788,906	311,634
Project Boost Purchaser, LLC +, a, e	Cash 3.50% + SFvv	07/29/24	07/16/31	Senior	—	1	—
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,730,384	2,564,791	1,760,967
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	8,577,963	8,699,475	8,848,240
PT Intermediate Holdings III, LLC +, a	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	27,442,289	27,386,654	27,373,684
PT Intermediate Holdings III, LLC +, a, e	Cash 6.75% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	2,729,579	572,660	572,067
Radwell Parent, LLC +, a, e	Cash 5.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	347,537	342,815
Radwell Parent, LLC +, a	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,792,374	13,663,965	13,792,374
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,851,446	5,734,535	5,851,446
Raptor Parent, LLC +, a, e	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,522,996	1,522,996	1,522,996
Recorded Books Inc. +, a, d	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	375	—
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)v	10/04/21	10/02/28	Senior	6,065,553	6,673,415	6,763,532
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)vv	05/10/21	04/27/28	Senior	1,083,705	1,079,899	1
Redstone Holdco 2 L.P. +, a, e	Cash 7.75% + SF (0.75% Floor)vv	05/03/21	04/16/29	Second Lien	2,500,000	2,473,916	1
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	2,683,067	2,904,571	2,905,991
RL Datix Holdings (USA), Inc. +, a	Cash 5.50% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,356,881	2,370,911
Rocket Software, Inc. +, a	Cash 4.25% + SF (0.00% Floor)v	12/05/18	11/28/28	Senior	—	68	—
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)v	08/03/21	07/26/28	Senior	1,833,197	1,816,298	1,785,518
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	11/20/23	11/14/30	Senior	4,031,585	3,993,360	4,041,986
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	—	49	—
Sandvine Corporation +, a	Cash 1.00% + SFvv; PIK 5.00%	03/03/25	03/01/30	Senior	593,695	557,209	534,325
Sedgwick Claims Management Services, Inc. +, a	Cash 3.75% + SFvv	08/09/24	02/24/28	Senior	1,741,250	8,391,938	8,462,141
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,515,278	1,509,733	395,365
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	—	—	2
Senneca Holdings, Inc. +, a, d	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	1,267,187	1
Sound Inpatient Physicians, Inc +, a	Cash 3.5% + SFv	07/01/24	06/28/28	Senior	1,000,422	3,788,855	4,830,736
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SF (1.00% Floor)vv	06/04/24	06/28/28	Senior	578,825	551,584	605,010
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	3,405,337	3,374,841	3,396,170
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	20,899,620	20,669,790	19,931,900

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	$5,400,000	$5,308,502	$5,311,116
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	20,388,166	20,239,765	20,272,374
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/30/21	04/16/28	Senior	962,500	955,626	962,880
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,119,570	5,533,158	5,605,141
Trilon Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,106,609	5,045,906	5,125,999
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	6,125,783	6,019,306	4,819,162
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	2,932,943	2,929,923	2,936,609
Verde Purchaser, LLC +, a	Cash 4.125%	05/02/24	11/15/28	Senior	356,000	4,735,677	4,838,882
Verde Purchaser, LLC +, a	Cash 4.50% + SFvv	05/10/24	11/30/30	Senior	6,666,500	6,661,904	6,693,638
Virgin Media Bristol LLC +, a	2.50% + SFv	05/06/25	01/31/28	Senior	5,500,000	5,498,686	5,471,180
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	4,577,000	4,570,614	4,565,466
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)v	12/01/23	12/01/29	Senior	6,053,284	5,943,114	5,832,528
Total North America (3.79%)							606,153,780
Rest of World (0.04%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,437,714	5,448,090	5,887,618
Total Rest of World (0.04%)							5,887,618
Western Europe (2.05%)
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	16,736,735	16,660,045	18,275,098
Alloheim Senioren-Residenzen AG +, a	Cash 5.00% + E#	04/16/25	05/19/28	Senior	1,296,982	1,092,728	1,337,393
Anticimex Global AB +, a	Cash 3.40% + SFvv	06/18/24	11/16/28	Senior	8,552,267	5,651,229	5,685,100
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,532,108	14,666,751
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	1,558,774	1,555,379	1,509,096
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	36,325,484	36,131,679
Athena BidCo GmbH +, a	Cash 2.75% + E###	05/22/24	03/31/27	Senior	264,895	4,631	—
Barentz Midco B.V. +, a	Cash 3.25% + SFvv	04/29/24	03/30/31	Senior	2,189,000	—	1
Biscuit Holding S.A.S +, a, e	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,325,208	4,101,138	4,581,396
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	39,824	4,160,413	4,274,670
CAB +, a	Cash 3.50% + E##	06/12/24	02/09/28	Senior	7,463,202	7,284,091	7,838,561
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	1,119,808	—	—
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	26,333,447	31,092,353
Constellation HoldCo GmbH +, a, e	Cash 5.15% + E##	08/08/24	08/08/31	Senior	1,110,043	1,100,935	1,165,963
CTEC III GmbH +, a	Cash 3.50% + E##	03/29/18	03/16/29	Senior	14,847,781	14,567,197	14,926,545
DataCo AcquiCo GmbH +, a	Cash 6.00% + E##	01/26/24	01/31/31	Senior	2,580,666	2,549,231	2,746,404
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	6,892,466	6,731,992	7,360,364
Dorna Sports, S.L. +, a	Cash 3.25% + E###	06/25/24	03/30/29	Senior	5,374,619	5,397,491	5,880,108
Europa University Education Group +, a	Cash 3.75% + E###	06/13/24	06/13/31	Senior	3,300,000	3,554,594	3,890,204
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	2,722,290	2,679,777	2,896,423
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,159,759	6,916,876
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	—	1	—
Fusilli AcquiCo S.à.r.l. +, a	Cash 5.25% + E###	01/27/22	04/12/26	Senior	6,845,735	6,567,424	7,153,143
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E###	06/28/19	11/30/27	Senior	450,931	445,106	397,964
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/30/27	Senior	503,895	496,933	444,707
Gulfstream Bidco AS +, a	Cash 4.5% + SFvv	01/19/24	01/17/31	Senior	2,757,000	2,722,537	2,733,199

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	01/19/24	01/19/31	Senior	$3,847,647	$3,597,724	$3,644,265
Gulfstream Bidco AS +, a	Cash 5.0% + SFvv	04/14/25	01/23/31	Senior	1,296,982	2,431,674	2,459,879
HomeVi SAS +, a	Cash 3.25% + E##	05/10/24	10/31/26	Senior	4,817,846	9,884,332	11,560,174
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,227,946	9,925,206
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,960,000	1,945,749	1,804,023
Infinity Bidco 1 Limited +, a	Cash 3.40% + E#	07/03/24	07/06/28	Senior	3,241,938	3,240,320	3,527,713
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	5,423,992	5,390,734	5,855,291
Nord Anglia Education PLC +, a	PIK 10.50%	01/13/25	01/13/33	Mezzanine	11,463,751	390,021	11,441,744
Nouryon Finance B.V. +, a	Cash 3.50% + E##	06/20/24	04/03/28	Senior	33,194	2,100,000	2,475,757
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	2,439,279	2,429,183	2,442,718
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + E##	06/06/24	02/26/29	Senior	7,940,783	7,639,704	8,207,018
Piolin II S.à.r.l. +, a	Cash 4.50% + E###	06/11/24	09/16/29	Senior	10,240,413	7,980,248	8,875,709
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,878,250	2,864,988	2,887,881
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	212,930	4,179	—
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	11,935,918	11,947,094	12,883,318
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,023,518	9,610,293
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	08/03/29	Senior	17,686,276	17,371,604	19,171,871
Sigma Holdco B.V. +, a	Cash 4.25% + SFvvv	08/26/24	01/03/28	Senior	2,970,266	4,051,195	4,051,195
Skywalker BidCo GmbH +, a	Cash 6.00% + E##	12/20/23	12/20/30	Senior	2,225,494	2,198,269	2,410,064
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	6,537,633	6,395,326	6,968,637
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,963,546	9,978,400
Ziggo Financing Partnership +, a	Cash 2.50% + SFv	02/27/20	04/30/28	Senior	6,000,000	6,030,115	5,897,220
Total Western Europe (2.05%)							327,982,374
Total Direct Debt (6.17%)						$974,409,729	$986,506,361
Total Direct Investments (63.25%)						$7,293,816,694	$10,109,032,173

Secondary Investments *, c (16.89%)	Acquisition Date	Cost	Fair Value
Asia - Pacific (1.30%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$2,284,329	$4,649,814
Archer Capital Fund 5 +, a, e	09/30/24	1	59,144
Bain Capital Asia Fund II, L.P. +, a, e	03/31/25	455,319	946,298
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	5,345	1
Carlyle Asia Partners IV, L.P. +, a, e	12/31/24	635,001	866,591
Carlyle Asia Partners V, L.P. +, a, e	12/31/24	2,094,748	1,767,259
Crescent Capital Partners IV, LP +, a, e	09/30/24	200,112	109,346
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	1,258,462	246,272
CVC Capital Partners Asia Pacific IV, L.P. +, a, e	12/31/24	1,445,497	1,812,020
Hony Capital Fund VIII (Cayman), L.P. +, a, e	12/31/24	767,204	1,089,432
KKR Asian Fund III L.P. +, a, e	12/31/24	372,023	445,903
KV Asia Capital Fund I L.P. +, a, e	09/30/24	104,571	981,099
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	47,367,427	77,268,542
Navis Asia Fund VII, L.P. +, a, e	03/31/25	10,362,003	16,041,261
North Haven Private Equity Asia III, L.P. +, a, e	03/31/25	1	370,393
Primavera Capital Fund III L.P. +, a, e	12/31/24	1,139,379	1,247,781
The Baring Asia Private Equity Fund VII, L.P. +, a, e	03/31/24	4,719,912	5,691,094

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Asia - Pacific (continued)
Tiara CG Private Equity Fund 2017, L.P. +, a, e	03/31/25	$7,037,359	$11,941,787
Tiara CG Private Equity Fund 2019, L.P. +, a, e	03/31/25	16,187,760	22,441,891
Tiara CG Private Equity Fund 2019S, L.P. +, a, e	03/31/25	5,423,912	7,456,211
TPG Asia VII (B), L.P. +, a, e	12/07/18	7,909,741	17,361,090
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	1	10,342
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	46,978	1
TRG Growth Partnership II, L.P. +, a, e	07/08/10	1	8,038
Warburg Pincus China L.P. +, a	12/31/24	1,459,768	1,629,521
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	31,458,156	28,723,467
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	5,461,757	5,086,141
Total Asia - Pacific (1.30%)			208,250,739
North America (11.35%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	1,760	1
ACP Investment Fund, L.P. +, a	09/30/24	83,355	132,245
APH Extended Value Fund H LP (US) +, a, e	12/13/24	33,157,420	36,732,950
Apollo Investment Fund IX, L.P. +, a, e	01/01/25	793,231	957,115
Apollo Investment Fund VI, L.P. +, a, e	01/01/25	219,534	315,614
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	60,993	1
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	1	1
Ardian Co-Investment Fund IV +, a, e	12/31/24	3,545,824	5,572,897
Ares Corporate Opportunities Fund V, L.P. +, a, e	01/01/25	1,449,927	1,718,333
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	24,017,734	37,987,576
Arroyo Investors Fund IV, L.P. +, a, e	02/25/25	4,498,160	4,871,291
ASP SEC Exchange Fund II LP +, a, e	09/30/24	6,068,544	9,518,978
August Capital V Special Opportunities, L.P. +, a, e	10/01/24	71,291	71,849
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	2	10,600,000
Bain Capital Fund VII, L.P. +, a	12/31/24	462,822	721,269
Bain Capital Fund X, L.P. +, a, e	06/30/11	471,221	3,540,726
Bain Capital Fund XI, L.P. +, a, e	12/31/24	398,358	468,882
Bain Capital Fund XII, L.P. +, a, e	12/31/24	754,937	1,125,574
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	1	61,655
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,419,228	1,858,301
Bain Capital VIII Coinvestment Fund, L.P. +, a, e	12/31/15	282	1
BC X Private Investors, L.P. +, a, e	12/31/24	327,077	452,279
BC XI Private Investor, L.P. +, a, e	12/31/24	996,001	1,302,960
Berkshire Fund VIII, L.P. +, a, e	09/03/21	1	10,647,740
Berkshire Fund VIII, L.P. +, a, e	09/30/24	39,775	567,000
Berkshire Fund X-A, L.P. +, a, e	09/03/21	19,344,684	22,697,098
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	1	1
Birch Hill Equity Partners (US) IV, LP +, a, e	01/13/25	1	172,020
Blackstone Capital Partners IV, L.P. +, a, e	03/31/25	7,263	11,465
Blackstone Capital Partners V, L.P. +, a, e	03/31/25	256	10,851
Blackstone Capital Partners V-S, L.P. +, a, e	03/31/25	—	1
Blackstone Capital Partners VIII +, a, e	03/31/25	2,084,820	1,913,071
BSI II Graduate Co-Invest I L.P. +, a, e	05/29/25	36,342,779	49,008,201
Carlyle Partners V, L.P. +, a, e	12/31/24	416,540	350,113
Carlyle Partners VII, L.P. +, a, e	03/31/24	39,123,042	50,363,677
Carlyle Partners VIII, L.P. +, a, e	03/10/23	4,036,335	5,390,360
Carlyle Syniverse Co-Investment, L.P. +, a	12/31/24	105,536	97,310
CCMP Capital Investors III, L.P. +, a, e	12/31/24	7,517	12,537
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	27,422	139,753
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	2	2

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/31/24	$797,604	$1,025,701
Cortec Group Fund V, L.P. +, a, e	09/30/24	1	106
Court Square Capital Partners V +, a, e	12/20/24	—	—
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	1	9,301,003
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	1	62,947
EETF Sidecar, L.P. +, a, e	04/30/21	72,245	5,641,919
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	2,311	780,154
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	102,336	1,854,323
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	2,083,512	2,630,159
Energy Capital Partners III, L.P. +, a, e	02/01/21	1	4,999,188
Fengate Everest Continuation Fund L.P. +, a, e, d	06/17/24	20,843,716	28,382,523
FFL Capital Partners IV +, a, e	12/31/24	744,428	1,134,090
FFL Parallel Fund CF, L.P. +, a, e	12/31/24	3,573,994	5,273,739
Frazier Healthcare VI, L.P. +, a	06/30/12	1	1
FS Equity Partners V, L.P. +, a, e	08/07/12	204,488	—
FullBloom +, a	07/17/19	234,811	1
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	65,737,481	92,891,333
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	9,047,653	9,802,517
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	2,970,827	3,260,379
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	2,239,158	2,833,699
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1	1
Genstar IX Opportunities Fund I +, a, e	03/31/24	1,187,451	1,444,969
Gores Capital Partners III, L.P. +, a, e	01/01/25	41,404	146,814
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	19,775,525	46,822,787
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	18,635,379	55,977,939
Gridiron Energy, LLC +, a	10/01/24	11,956,199	28,852,557
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	1	66,852
Gryphon Partners IV L.P. +, a, e	02/08/16	116,996	13,883,744
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	1	89,356
Icon Partners IV, L.P. +, a, e	05/26/21	33,752,699	37,200,436
Icon Partners V, L.P. +, a, e	12/27/21	75,612,686	102,429,958
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	345,231	532,705
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	14,163,763	51,620,585
Insight Venture Partners X, L.P. (Project Solace) +, a, e	04/01/25	9,990,546	12,520,413
Investcorp Technology Partners III (Cayman), L.P. +, a, e	08/19/11	1	1
J.C. Flowers III-B L.P. +, a, e	12/31/24	24,111	40,449
J.C. Flowers IV L.P. +, a, e	12/31/24	735,925	914,950
JVP International 2019E, L.P. +, a	12/31/24	1,135,156	2,083,692
JVP Media V, L.P. +, a	12/31/24	704,405	882,770
JVP VII Opportunity, L.P. +, a, e	12/31/24	3,055,335	4,518,780
KKR Americas Fund XII (EEA) L.P. +, a, e	12/31/24	1,579,705	2,375,821
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	123,149,784	140,385,827
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	35,822,715	64,882,353
Lee Equity Partners II, L.P. +, a, e	06/30/17	62,679	2,473,549
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	1	2,475,617
LEP Captive Co-Invest II, L.P. +, a	07/01/22	13,746,296	19,713,879
LS Power Equity Partners III Feeder 1, L.P. +, a, e	01/01/25	5,899,032	9,060,984
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	4	4
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	7,981,415	10,562,692
Mainsail Partners III, L.P. +, a, e	09/30/24	346,868	231,899
Marlin Equity III, L.P. +, a, e	09/30/24	24,892	29,006
MidOcean Partners III, L.P. +, a, e	06/30/11	1	1
MidOcean Partners V, L.P. +, a, e	12/31/24	1,233,084	1,412,723

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	$13,021	$126,579
New Enterprise Associates 14, L.P. +, a, e	10/01/24	3,750,356	5,498,743
New Enterprise Associates 17, L.P. +, a, e	09/30/20	5,902,708	7,279,025
New Mountain Capital V, L.P. +, a, e	12/31/24	336,332	423,673
NewView Capital Fund I, L.P. +, a, e	01/01/25	8,657,632	9,177,531
NGP Natural Resources X, L.P. +, a, e	09/30/24	192,667	275,780
Northgate Growth Fund, L.P. +, a	12/20/19	6,880,500	9,360,446
Northlane Capital Partners II LP +, a, e	12/31/24	2,173,012	2,763,094
NVP VIII PG, L.P. +, a, e	05/31/19	41,920,638	91,581,293
Oaktree Opportunities Fund Xb, L.P. +, a, e	01/01/25	2,803,118	1,671,559
Onex Partners V LP +, a, e	12/31/24	1,827,005	2,270,523
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP +, a, e	12/31/24	14,549,760	20,628,883
Overbay Capital Partners 2024 Fund Offshore LP +, a, e	12/31/24	13,839,281	16,100,592
Palladium Equity Partners III, L.P. +, a, e	08/02/10	1	1
Performance Direct Investments V, L.P. +, a, e	05/01/25	1,660,718	1,660,718
Performance Venture Capital Reinvestment Fund, L.P. +, a, e	03/12/25	66,182,820	92,578,051
Performance Venture Capital VI, L.P. +, a, e	04/18/25	1,462,739	1,462,739
PlayCore CV, L.P. +, a, e	11/21/24	18,658,615	24,111,054
Providence Equity Partners IV, L.P. +, a, e	01/01/25	1	8,915
Providence Equity Partners V, L.P. +, a, e	06/30/11	404,780	—
Providence Equity Partners VI -A, L.P. +, a, e	01/01/25	14,673	15,306
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	2	4,319
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1	1
PT2, L.P. +, a, e	12/21/21	9,302,852	12,520,290
Redpoint Omega II, L.P. +, a	09/30/24	1,271,287	2,454,943
Redpoint Ventures IV, L.P. +, a	09/30/24	532,193	533,367
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	44,353,234	66,487,050
Riverstone Global Energy and Power Fund VI, L.P. +, a, e	01/01/25	837,511	729,466
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	388,157	908,098
Samson Partners, L.P. +, a, e	12/21/20	31,364,096	55,273,887
SCP Dragon, L.P. +, a	06/16/25	3,891,463	3,891,463
SCP Shield, L.P. +, a	06/16/25	1,881,276	1,881,276
Sigma Partners 6, L.P. +, a	09/30/24	379,874	654,066
Sigma Partners 7, L.P. +, a	09/30/24	211,205	177,281
Sigma Partners 8, L.P. +, a	09/30/24	366,206	653,017
Silver Lake Partners III, L.P. +, a, e	03/31/13	4	839,567
Silver Lake Partners V, L.P. +, a, e	03/31/24	6,940,605	10,526,747
Silver Lake Partners VI, L.P. +, a, e	09/30/22	39,682,475	44,240,361
SL SPV-1, L.P. +, a	12/01/17	116,072	5
SL SPV-2, L.P. +, a	06/30/10	4	6,502,561
Springcoast Partners I-A, L.P. +, a, e	06/17/25	3,768,494	3,768,494
Sterling Capital Partners IV, L.P. +, a, e	12/01/24	320,943	1
Sterling Partners – Small Market Growth 2009, L.P. +, a, e	12/01/24	285,021	587,804
STG IV, L.P. +, a, e	09/30/24	123,084	225,173
Summit Partners Growth Equity Fund IX-B, L.P. +, a, e	12/31/24	1,025,958	1,228,678
Summit Partners Growth Equity Fund VIII-B, L.P. +, a, e	12/31/24	97,514	145,024
Summit Partners Venture Capital Fund III-B, L.P. +, a, e	12/31/24	176,460	286,387
Sun Capital Partners V, L.P. +, a, e	09/30/13	14,639,947	—
SV Life Sciences Fund IV CF, L.P. +, a, e	12/31/24	3,368,192	3,877,352
SV Life Sciences Fund IV, L.P. +, a, e	12/31/24	22,386	76,162
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	1	50,044
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	1,285,296	3,009,985
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	1	13,531

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
TA XI, L.P. +, a, e	09/30/15	$189,098	$804,235
TCV VII (A), L.P. +, a, e	09/30/13	1	1
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. +, a, e	01/01/25	2,783,114	3,696,346
Thomas H. Lee Parallel Fund VII, L.P. +, a, e	01/01/25	981,706	1,334,225
Thomas H. Lee Parallel Fund VIII, L.P. +, a, e	01/01/25	1,030,261	1,118,329
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	895,011	211,622
TPG Healthcare Partners, L.P. +, a, e	04/01/24	2,792,250	3,221,310
TPG Partners V, L.P. +, a, e	07/11/11	1,066,609	1
TPG Partners VI, L.P. +, a, e	12/31/12	3	252,045
TPG Partners VII, L.P. +, a, e	01/01/25	3,168,946	7,132,697
TPG Partners VIII, L.P. +, a, e	04/01/24	12,700,115	15,647,039
Trident VIII, L.P. +, a, e	09/30/22	21,361,581	30,874,577
Trinity Ventures 2024, L.P. +, a, e	12/20/24	38,680,007	49,941,769
Trivest Fund V, L.P. +, a, e	10/01/24	356,877	836,627
TSCP CV II, L.P. +, a	09/09/24	4,016,292	4,590,023
TSCP CV II, L.P. +, a, e	09/09/24	67,203	31,684
Vector Capital V, L.P. +, a, e	02/26/25	16,526,250	19,668,882
Vector Capital VI, L.P. +, a, e	02/26/25	1,585,379	1,585,379
Vista Equity Partners Fund VII, L.P. +, a, e	04/01/25	7,911,977	8,620,653
Vista Equity Partners Fund VIII, L.P. +, a, e	04/01/25	6,162,362	6,713,086
Vistria Fund III, L.P. +, a, e	07/29/19	10,076,545	14,128,989
Vistria Fund IV, L.P. +, a, e	10/01/22	35,069,457	42,642,916
Vistria Fund V, L.P. +, a, e	03/31/23	4,136,937	3,832,371
Warburg Pincus Global Growth, L.P. +, a, e	12/31/24	3,212,740	4,598,606
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1	203,238
Warburg Pincus Private Equity XI, L.P. +, a	01/01/25	164,203	270,781
Warburg Pincus Private Equity XII, L.P. +, a, e	03/31/25	6,142,861	8,464,272
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	27,573	5,069
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	1	27,970,299
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	1,850,238	4,607,938
Total North America (11.35%)			1,814,445,507
Rest of World (0.25%)
Advent Latin American Private Equity Fund V, L.P. +, a, e	10/01/24	562,178	884,882
Advent Latin American Private Equity Fund VI-B L.P. +, a, e	03/31/25	9,049,850	12,252,329
Advent Latin American Private Equity Fund VII-A SCSp +, a, e	03/31/25	14,481,798	17,090,751
Carlyle Global Financial Services Partners III, L.P. +, a, e	12/31/24	3,473,559	2,945,901
NG Capital Partners I, L.P. +, a, e	12/31/24	1	885
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	4,137,429	5,875,298
Victoria South American Partners II, L.P. +, a, e	09/30/24	422,104	123,062
Total Rest of World (0.25%)			39,173,108
Western Europe (3.99%)
3i Eurofund Vb, L.P. +, a	09/30/09	3	183
3i Growth Capital B, L.P. +, a, e	10/01/14	1	1
Abingworth Bioventures III, L.P. +, a, e	09/30/15	1	3,668
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	1	1
Abingworth Bioventures VI LP +, a, e	10/01/24	163,953	327,706
Advent International GPE IX-A +, a, e	12/31/24	2,016,904	2,678,444
Advent International GPE VI, L.P. +, a	09/30/10	2,178	364,638
Advent International GPE VI, L.P. +, a, e	10/01/24	110,957	148,175
Advent International GPE VII-E, L.P. +, a, e	10/01/24	169,489	365,813

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value

Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	$302,746	$445,131
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, e, d	12/15/23	6,498,738	10,197,176
Apax Europe VI - A, L.P. +, a, e	07/01/11	2	32,317
APAX Europe VII - B, L.P. +, a, e	01/01/25	28,576	55,335
Apax Europe VII - B, L.P. +, a, e	04/30/11	332,524	10,244
Apax IX USD (Feeder) L.P. +, a, e	01/01/25	901,567	1,209,449
Apax VIII - A L.P. +, a, e	01/01/25	408,001	365,670
Apax X USD L.P. +, a, e	01/01/25	1,924,234	2,083,984
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	12,749,518	33,430,820
Astorg V FCPR +, a, e	09/30/24	14,942	9,606
Astorg V FCPR +, a	09/30/15	1	9,935
August Capital V, L.P. +, a, e	10/01/24	857,687	747,766
Bain Capital Europe Fund III, L.P. +, a, e	03/31/25	1	1,595
Bain Capital Europe Fund V, SCSp +, a, e	12/31/24	1,195,555	1,805,196
BC European Capital IX, L.P. +, a, e	10/01/24	371,045	1,542,012
BC European Capital X LP +, a, e	12/31/24	1,069,226	1,825,040
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	60,330	32,016
Carlyle Europe Partners III, L.P. +, a, e	09/30/14	1,924,891	157,904
Carlyle Europe Partners IV, L.P. +, a, e	12/31/24	8,716,159	7,432,059
Carlyle Europe Partners V, L.P. +, a, e	12/31/24	2,253,178	1,757,281
CCP IX L.P. No.2 +, a	09/30/14	1,997,564	2
CD&R Value Building Partners I, L.P. +, a	12/17/21	36,983,903	65,100,657
Charterhouse Capital Partners IX +, a, e	09/30/24	16,749	21,125
Charterhouse Capital Partners X L.P. +, a, e	12/31/24	5,466,582	7,548,255
CVC Capital Partners Pachelbel (A) SCSp +, a, e	07/08/24	1,610,663	2,160,263
CVC Capital Partners VII L.P. +, a, e	03/31/24	11,514,161	16,330,510
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	11,960,042	13,794,130
CVC European Equity Partners III L.P. +, a, e	12/31/24	247,167	428,124
CVC European Equity Partners V, L.P. +, a, e	12/28/12	1	1
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	33,258,286	65,377,386
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	322,750	451,148
Elvaston Capital Fund V +, a, e	03/31/25	16,898,142	22,295,877
EPIC I-b Fund SLP +, a, e	11/30/20	8,978,333	29,306,426
EQT IX, L.P. (EUR) +, a, e	03/31/25	30,792,320	38,953,389
ESP Golden Bear Europe Fund +, a, e	12/31/16	1	317,564
Eurazeo Capital IV B SCSp +, a, e	12/31/24	8,537,079	9,281,204
F2i III +, a, e	07/01/24	2,669,193	5,257,884
Fourth Cinven Fund, L.P. +, a, e	04/16/10	83,945	636
France Special Situations Fund I FPCI +, a, e	10/01/24	751,333	88,066
G Square Capital I +, a	12/01/24	1,875	1,315
Galileo III FCPR +, a, e	09/30/15	1	31,616
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	1	254,692
HitecVision Asset Solutions, L.P. +, a, e	09/30/24	1	3,518
HitecVision SpringPoint L.P. +, a, e	09/30/24	—	1,617
HitecVision V, L.P. +, a, e	09/30/24	99,185	2,338
HitecVision VI, L.P. +, a, e	09/30/24	1,387,998	1,374,912
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	1,494,223	1,376,509
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	11,606,964	15,541,513
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	61,236	175,773
Investindustrial V L.P. +, a, e	09/30/24	1,157,013	1,024,732
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	1	4,173
KKR European Fund III, L.P. +, a, e	10/01/14	563	7,494
KKR European Fund III, L.P. (USD) +, a, e	12/31/24	1	22,071

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
KKR European Fund IV (EEA) L.P. +, a, e	12/31/24	$15,658,846	$17,048,285
KKR European Fund V (EUR) SCSp +, a, e	12/31/24	3,730,311	4,512,515
L Capital 3 FPCI +, a, e	12/02/24	288,770	466,055
Latour Capital I +, a	12/31/24	71,613	4,418
Living Bridge 5 L.P. +, a, e	10/01/24	313,338	759,005
Montagu III, L.P. +, a, e	12/09/09	72,602	1
Montagu V L.P. +, a, e	12/31/24	2,426,353	3,029,816
Montagu+ SCSp +, a, e	12/06/21	38,226,197	81,145,972
Oaktree European Principal Fund IV Feeder (Cayman), L.P. +, a, e	01/01/25	893,496	1,058,407
PAI Europe VI, L.P. +, a, e	12/31/24	1,973,177	2,660,570
PAI Europe VII-1 +, a, e	12/31/24	370,816	494,977
Permira Europe II, L.P. +, a	11/29/13	77,176	—
Permira Europe III, L.P. +, a	09/30/13	352,692	2,495
Permira Europe III, L.P. +, a, e	01/01/25	30,535	54,969
Permira VI L.P. 1 +, a, e	01/01/25	2,001,586	2,147,591
Permira VII L.P. +, a, e	09/29/22	35,457,714	47,817,668
Permira VIII SCSp +, a, e	03/30/25	11,868,550	14,009,590
Phoenix Equity Partners 2010 LP +, a	09/30/24	1	4,864
Piper Private Equity Fund V L.P. +, a, e	10/01/24	213,513	52,062
Prime Ventures IV C.V. +, a, e	09/30/24	815,255	1,836,142
PSC III G, LP +, a, e	12/31/24	4,454,538	5,184,190
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	22,713,138	25,284,512
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	103,961	1
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	03/31/24	2,011,656	3,821,135
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	17,305,825	35,835,663
Summit Partners Europe Private Equity Fund, L.P. +, a, e	03/31/25	1	1
TDR Capital III 'B' L.P. +, a, e	10/01/24	2,336,090	2,971,595
The Seventh Cinven Fund, L.P. +, a, e	03/31/24	7,928,084	11,051,145
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	3,668,622	4,440,178
Trilantic Europe VI SCSp +, a, e	12/10/20	4,166,613	4,449,667
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	1,968,049	2,940,306
WPEF V Feeder LP +, a, e	01/01/25	73,398	137,961
Total Western Europe (3.99%)			636,795,841
Total Secondary Investments (16.89%)		$1,802,751,212	$2,698,665,195
Primary Investments *, c (14.30%)
Asia - Pacific (0.88%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	328,908	396,431
Baring Asia Private Equity Fund IX, L.P. +, a, e	12/23/24	—	—
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1	217,233
BGH Capital Fund I +, a, e	03/01/18	13,984,785	18,284,173
BGH Capital VCLP II +, a, e	02/01/22	1,197,454	835,995
CPEChina Fund III, L.P. +, a, e	03/28/18	18,351,734	31,019,074
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	819,904	701,965
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	7,636,632	9,156,428
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,634,657	2,271,524
J-STAR No.4-C, L.P. +, a, e	08/02/19	1,707,367	13,368,152
J-STAR No.5-B, L.P. +, a, e	02/28/22	3,726,936	4,120,642
Kedaara Capital Growth Fund IV +, a, e	04/03/24	388,233	318,805
Kedaara Capital III Limited +, a, e	06/17/21	6,472,945	7,317,140
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,508,241	5,362,536
Primavera Capital Fund III L.P. +, a, e	05/09/18	7,770,937	10,487,314
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	6,947,263	5,020,134

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Asia - Pacific (continued)
Southern Capital Fund IV L.P. +, a, e	01/26/18	$5,464,380	$5,578,225
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	2,517,343	9,566,388
Tiara CG Private Equity Fund 2024, L.P. +, a, e	11/29/24	26,534	28,600
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	7,535,001	8,499,270
Trustbridge Partners VI, L.P. +, a, e	04/12/18	7,401,515	7,914,181
Total Asia - Pacific (0.88%)			140,464,210
North America (8.41%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,124,384	3,185,416
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,335,269	3,630,370
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	13,336,759	28,319,887
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	533,032	563,304
Apollo Investment Fund IX, L.P +, a, e	06/01/17	15,098,443	33,593,144
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	1	2,617,014
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1	1,584,732
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	5,419,361	8,665,326
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,745,593	2,807,861
Avista Capital Partners II, L.P. +, a, e	01/01/14	94,819	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	1	16,555,344
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	17,253,219	19,466,462
Bain Capital Fund XIV, L.P. +, a, e	04/01/25	—	—
Barings Transportation Fund, L.P. +, a, e	09/23/21	6,282,518	12,232,635
Berkshire Fund IX, L.P. +, a, e	03/18/16	4,735,936	14,066,378
Berkshire Fund XI-TE, L.P. +, a, e	12/18/23	488,779	488,779
Caltius Partners V-A, L.P. +, a, e	12/02/14	1,068,047	6,275,741
Carlyle Partners VII, L.P. +, a, e	11/29/17	35,085,227	55,969,673
Carlyle Partners VIII, L.P. +, a, e	09/10/21	6,157,429	6,377,379
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	988,701	1,097,058
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	40,903	5,310,729
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	1	18,189,859
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	17,378,069	19,497,950
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	8,905,003	11,338,767
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	1	27,406,898
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	14,325,635	21,131,730
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	11,006,401	12,028,004
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	1,617,637	1,360,331
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	1	269,033
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	1,417,065	977,201
ECP V, LP +, a, e	08/19/22	3,296,092	3,653,174
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	10,473,534	12,844,062
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	—	—
Genstar AMBA CV, L.P. +, a	04/01/23	376,953	589,460
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	4,396,214	25,103,766
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1	207,665
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	1	5,650,025
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	74,702	33,548,254
Genstar Capital Partners X, L.P. +, a, e	04/01/21	10,471,892	11,502,410
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	759,600	823,557
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,265,591	2,775,641
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	534,168	625,358
GI Data Infrastructure Fund II LP +, a, e, d	01/27/23	2,584,376	2,740,873
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	326,664	5,190,542
Green Equity Investors IX, L.P. +, a, e	03/01/22	8,973,340	10,081,296

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	$22,439,943	$36,026,117
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	1,007,440	5,557,990
Gryphon Partners V, L.P. +, a, e	02/23/18	3,550,731	8,575,960
Gryphon Partners VI, L.P. +, a, e	12/17/20	8,577,414	9,299,024
Harvest Partners IX, L.P. +, a, e	09/24/21	6,088,418	6,298,000
Harvest Partners VII, L.P. +, a, e	12/14/15	900,652	10,208,801
Harvest Partners VIII, L.P. +, a, e	12/19/18	9,563,093	20,230,149
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	1	1
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	12,240,248	13,935,852
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	7,690	7,690
HGGC Fund IV, L.P. +, a, e	04/08/22	1,185,097	2,423,022
Icon Partners IV, L.P. +, a, e	09/01/21	5,754,300	6,343,989
Icon Partners V, L.P. +, a, e	12/27/21	7,430,156	10,068,433
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	1,643,762	2,124,752
Insight Partners XIII, L.P. +, a, e	12/23/22	2,553,744	2,503,825
Insight Venture Partners X, L.P. +, a, e	07/06/18	1	12,721,783
Insight Venture Partners XI, L.P. +, a, e	12/17/19	4,643,830	7,895,709
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	6,729,777	6,809,465
Jade Equity Investors II, L.P. +, a, e	03/01/22	922,767	1,023,554
K6 Private Investors, L.P. +, a, e	06/28/24	—	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	1,328,861	1,430,058
KKR Americas Fund XII L.P. +, a, e	01/31/18	2,617,507	29,788,910
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,785,110	2,066,793
KKR North America Fund XI, L.P. +, a, e	02/01/12	6,190	3,891,597
KKR North America Fund XIII, SCSP +, a, e	04/06/21	8,626,025	10,220,321
KKR North America Fund XIV +, a, e	12/19/24	—	—
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	7,942,500	13,494,562
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	2,600,000	2,600,000
KLEINER PERKINS XXI, LLC +, a, e	06/28/24	1,787,500	1,787,500
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	15,535,018	26,414,206
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	5,508,972	24,033,662
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	340,405	367,001
Lee Equity Partners IV, L.P. +, a, e	06/28/24	5,537,640	4,780,872
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	796,703	17,578,595
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	4,471,898	6,295,180
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,825,000	3,566,529
Lux Total Opportunities, L.P. +, a, e	05/28/21	3,375,000	4,034,897
Lux Ventures VII, L.P. +, a, e	05/28/21	968,750	1,599,981
Lux Ventures VIII, L.P. +, a, e	04/03/23	1,952,680	2,543,385
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	7,546,878	10,012,036
Mayfield Select III, L.P. +, a, e	05/01/23	250,000	250,000
Mayfield XVII, L.P. +, a, e	05/01/23	210,001	217,899
Nautic Partners IX-A, L.P. +, a, e	03/12/19	2,907,347	8,387,658
Nautic Partners VII-A, L.P. +, a, e	06/27/14	357,845	2,101,200
Nautic Partners X-A, L.P. +, a, e	07/19/21	8,868,728	10,942,228
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	2,961,000	2,813,877
New Enterprise Associates 14, L.P. +, a, e	05/04/12	1	6,791,680
New Enterprise Associates 17, L.P. +, a, e	06/06/19	7,537,707	9,188,442
New Enterprise Associates 18, L.P. +, a, e	12/22/21	1,868,596	2,921,019
New Mountain Capital V, L.P. +, a, e	06/29/17	172,601	15,263,864
New Mountain Partners VI, L.P. +, a, e	10/16/20	16,489,294	24,652,632
New Mountain Partners VII, L.P. +, a, e	04/06/23	1,466,268	1,442,415
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	1	11,980,417

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	$325,785	$285,467
Novacap International Technologies VII L.P. +, a, e	05/30/25	—	—
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	1	5,252,105
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	23,220,537	37,534,233
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	2,874,793	3,376,240
Pamlico Capital V, L.P. +, a, e	02/03/20	4,417,810	4,779,107
Pamlico Capital VI, L.P. +, a, e	12/17/24	—	—
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1	663,541
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	6,055,257	6,676,254
Silver Lake Partners IV, L.P. +, a, e	07/30/12	1	11,010,429
Silver Lake Partners V, L.P. +, a, e	03/31/17	18,154,264	45,581,254
Silver Lake Partners VI, L.P. +, a, e	06/04/20	5,994,592	7,585,610
Silver Lake Partners VII, L.P. +, a, e	05/26/22	4,807,135	5,595,784
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	5,740,500	7,857,723
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	740,000	728,447
Spark Capital VII, L.P. +, a, e	10/14/21	2,660,000	3,456,037
Spark Capital VIII, L.P. +, a, e	02/29/24	315,000	314,500
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	8,323	3,589,674
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	2,366,837	2,549,026
Summit Partners Growth Equity Fund XII, L.P. +, a, e	10/01/24	—	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,701,875	2,797,416
TA XIII-B, L.P. +, a, e	05/02/19	4,012,500	18,129,783
TA XIV-B, L.P. +, a, e	05/27/21	10,321,250	11,758,587
TCV X, L.P. +, a, e	08/31/18	3,325,954	14,870,371
TCV XI (A), L.P. +, a, e	10/02/20	8,689,126	10,000,533
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	1	6,269,934
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	1,354,320	8,531,011
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	12,999,081	12,114,182
TPG Partners IX, L.P. +, a, e	12/23/22	1,287,907	1,408,331
TPG Partners VII, L.P. +, a, e	03/01/16	1	2,997,435
TPG Partners VIII, L.P. +, a, e	01/31/19	6,818,270	11,571,593
Trident IX, L.P. +, a, e	11/19/21	14,038,927	17,943,951
Trident VII, L.P. +, a, e	09/22/16	1,193,097	38,826,169
Trident VIII, L.P. +, a, e	04/05/19	13,125,517	24,941,594
Trident X, L.P. +, a, e	06/24/24	—	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	17,467,290	20,990,669
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	17,310,960	19,879,300
Vistria Fund II, L.P. +, a, e	12/19/17	293,590	11,771,837
Vistria Fund III, L.P. +, a, e	06/19/19	10,076,545	14,128,989
Vistria Fund IV, L.P. +, a, e	03/31/21	12,415,512	15,310,436
Vistria Fund V, L.P. +, a, e	10/31/23	482,769	599,536
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	6,219,000	7,838,826
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	5,333,215	11,574,639
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	1	7,156,124
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	6,660,857	16,588,578
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	2,157,385	2,153,776
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	8,335,974	9,153,158
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,855	3,057,987
Total North America (8.41%)			1,345,056,797
Rest of World (0.56%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	662,130	8,502,598
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,737,450	3,295,930

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Rest of World (continued)
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	$38,254,188	$77,129,643
Total Rest of World (0.56%)			88,928,171
Western Europe (4.45%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	5,476,103	7,211,088
Advent International GPE IX-C, L.P. +, a, e	05/31/19	15,380,794	28,091,944
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1	1,010,464
Advent International GPE VIII-C, L.P +, a, e	03/22/16	1	6,741,694
Advent International GPE X (USD) +, a, e	05/31/22	9,529,257	11,411,286
Advent International GPE XI-C SCSp +, a, e	06/20/25	—	—
Apax X USD L.P. +, a, e	07/16/19	16,557,941	21,018,485
APAX XI USD L.P. +, a, e	06/30/22	7,540,761	8,567,164
Astorg Mid-Cap +, a, e	02/22/21	4,736,829	5,196,248
Astorg VI, FCPI +, a, e	06/30/16	1	3,838,282
Astorg VIII S.à.r.l. +, a, e	12/17/21	9,499,004	10,828,706
Axcel VI K/S +, a, e	02/21/20	11,584,808	24,830,003
Axcel VII K/S +, a, e	05/17/23	466,435	609,020
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	1	2,938,646
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	2,104,733	2,445,504
BC Partners XI, L.P. +, a, e	12/15/21	21,097,413	27,268,876
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	1,296,558	601,116
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	1	17,166
Capvis Equity V L.P. +, a, e	01/17/18	12,151,342	22,201,434
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	1	1
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,269,598	7,538,851
CD&R Value Building Partners I, L.P. +, a	12/17/21	4,595,805	8,097,588
Charterhouse Capital Partners XI +, a, e	11/26/21	4,865,444	6,491,853
CVC Capital Partners IX L.P. +, a, e	05/12/23	140,086	149,858
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	39,622	6,198,028
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	2,024,086	2,508,005
DPE Deutschland IV +, a, e	08/24/20	3,807,616	4,719,524
Egeria Private Equity Fund VI Coöperatief U.A. +, a, e	04/14/25	1,782,837	1,837,822
EPIC Fund III, SLP +, a, e	06/25/24	1,576,591	1,445,394
EQT IX, L.P. (USD) +, a, e	05/15/20	18,109,404	23,677,954
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	1	12,487,625
EQT X, L.P. (USD) +, a, e	04/28/22	12,017,054	12,562,628
Exponent Private Equity Partners V, L.P. +, a, e	06/28/24	2,964,382	3,743,396
GHO Capital IV +, a, e	04/11/25	—	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	19,734,153	26,317,802
Graphite Capital Partners IX L.P. +, a, e	04/11/18	10,452,452	14,453,348
Hg Genesis 10 L.P. +, a, e	04/14/22	3,844,170	4,848,356
Hg Mercury 4 L.P. +, a, e	01/12/23	2,269,704	2,621,964
Hg Saturn 3 L.P. +, a, e	02/25/22	12,589,286	15,804,096
Hg Saturn 4 L.P. +, a, e	03/01/25	—	—
Hg Saturn I L.P. +, a, e	06/28/18	1	12,874,434
HgCapital 8 L.P. +, a, e	12/19/16	1	15,642,640
HgCapital Mercury 2 +, a, e	02/15/17	1	16,752,405
Impilo Healthcare AB +, a, e	02/28/25	—	—
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	1	25,621,344
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	17,783,555	30,723,083
KKR European Fund VI (USD) +, a, e	11/01/21	14,707,823	12,860,140
Livingbridge 7 L.P. +, a, e	09/04/20	10,418,659	11,356,155
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	12,177,145	21,152,290

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	$6,291,608	$8,098,142
Nordic Capital Evolution II +, a, e	12/14/24	—	—
Nordic Capital IX, L.P. +, a, e	07/18/17	12,416,891	38,495,868
Nordic Capital X, L.P. +, a, e	09/30/20	15,071,651	25,328,275
Nordic Capital XI, L.P. +, a, e	05/01/22	19,112,165	22,861,472
Oakley Capital Fund V, SCSp +, a, e	04/28/22	5,646,414	6,583,787
Oakley Capital Private Equity Fund VI +, a, e	12/17/24	243,774	253,249
PAI Europe VI-1, L.P. +, a, e	03/12/15	1	4,027,696
PAI Partners VIII-1 SCSp +, a, e	05/12/22	10,598,970	12,328,049
Permira VII L.P. +, a, e	06/21/19	23,338,239	32,806,208
Permira VIII SCSp +, a, e	02/10/22	12,662,258	15,573,297
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	3,427,558	3,223,132
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	6,949,788	7,914,819
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	1	5,338,683
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	2,424,726	2,429,014
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	1,738,260	1,732,669
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	23,504,783	34,806,019
Vitruvian Investment Partnership V +, a, e	10/07/22	2,520,530	2,450,371
Total Western Europe (4.45%)			711,564,460
Total Primary Investments (14.30%)		$1,242,772,684	$2,286,013,638

Total Private Equity Investments (Cost $10,339,340,590)(94.44%)			$15,093,711,006

Total Investments (Cost $12,134,855,453)(106.26%)			16,983,588,174

Other Assets in Excess of Liabilities ((6.26)%)			(1,000,533,666)

Net Assets[g] (100.00%)			$15,983,054,508

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At June 30, 2025, the aggregate value of these securities is $ 211,878,996 or 1.28% of the Fund's net assets.

#	As of June 30, 2025, 1 month EURIBOR was 1.93%.

##	As of June 30, 2025, 3 month EURIBOR was 1.94%.

###	As of June 30, 2025, 6 month EURIBOR was 2.05%.

####	As of June 30, 2025, 12 month EURIBOR was 2.07%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2025, 1 month Bank Bill Swap Rate was 3.61%.

††	As of June 30, 2025, 3 month Bank Bill Swap Rate was 3.60%.

>	As of June 30, 2025, 1 month Sterling Overnight Interbank Average Rate was 4.21%.

>>	As of June 30, 2025, 3 month Sterling Overnight Interbank Average Rate was 4.31%.

>>>	As of June 30, 2025, 6 month Sterling Overnight Interbank Average Rate was 4.43%.

¤ ¤	As of June 30, 2025, 3 month Stockholm Interbank Offered Rate was 2.14%.

v	As of June 30, 2025, 1 month Secured Overnight Financing Rate was 4.32%.

vv	As of June 30, 2025, 3 month Secured Overnight Financing Rate was 4.29%.

vvv	As of June 30, 2025, 6 month Secured Overnight Financing Rate was 4.15%.

vvvv	As of June 30, 2025, 12 month Secured Overnight Financing Rate was 3.88%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 was is $15,093,711,006 or 94.44% of net assets. Total aggregated cost of restricted securities as of June 30, 2025 was $10,339,340,590.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at June 30, 2025.

g	Net Assets include $562,326,905 of Repurchase amounts payable for tender offers.

A summary of outstanding financial instruments at June 30, 2025 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
July 16, 2025	BNY Mellon		$25,624,402	zl	100,000,000	$26,779,076	$(1,154,673)
July 16, 2025	BNY Mellon	zl	90,000,000		$24,102,174	$24,101,168	$(1,006)
July 16, 2025	BNY Mellon	zl	10,000,000		$2,678,020	$2,677,907	$(112)
July 16, 2025	Barclays		$98,285,733		€90,000,000	$102,954,383	$(4,668,650)
July 16, 2025	Barclays		$32,762,016		€30,000,000	$34,318,128	$(1,556,112)
July 16, 2025	Barclays		$43,569,240		£33,000,000	$44,588,194	$(1,018,954)
July 16, 2025	Barclays		£20,000,000		$27,023,746	$27,023,148	$(598)
July 16, 2025	Barclays		£13,000,000		$17,565,435	$17,565,046	$(389)
July 16, 2025	Barclays		€70,000,000		$80,045,182	$80,075,631	$30,449
July 16, 2025	Barclays		€80,000,000		$91,485,816	$91,515,007	$29,191
July 16, 2025	ING Barings (U.S.) Capital Markets		$51,501,825		€45,000,000	$51,477,192	$24,633
July 16, 2025	ING Barings (U.S.) Capital Markets		$51,501,825		€45,000,000	$51,477,192	$24,633

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
July 16, 2025	ING Barings (U.S.) Capital Markets		€60,000,000		$68,618,010	$68,636,255	$18,245
July 16, 2025	Nomura International PLC		$98,254,800		€90,000,000	$102,954,383	$(4,699,583)
July 16, 2025	Nomura International PLC		€45,000,000		$51,521,400	$51,477,192	$(44,208)
July 16, 2025	Nomura International PLC		€45,000,000		$51,521,400	$51,477,192	$(44,208)
July 23, 2025	BNY Mellon		$25,638,153	zl	100,000,000	$26,785,130	$(1,146,977)
July 23, 2025	BNY Mellon	zl	39,200,000		$10,496,973	$10,499,771	$2,798
July 23, 2025	BNY Mellon	zl	20,000,000		$5,355,598	$5,357,026	$1,428
July 23, 2025	BNY Mellon	zl	80,000,000		$21,434,458	$21,428,104	$(6,354)
July 23, 2025	Bank of America		$21,887,455	Fr.	18,000,000	$22,038,474	$(151,019)
July 23, 2025	Bank of America	Fr.	18,000,000		$22,037,766	$22,038,474	$708
July 23, 2025	Barclays		$98,338,761		€90,000,000	$103,043,787	$(4,705,026)
July 23, 2025	Barclays		$32,787,315		€30,000,000	$34,347,929	$(1,560,614)
July 23, 2025	Barclays		$98,335,665		€90,000,000	$103,043,787	$(4,708,122)
July 23, 2025	Barclays		$10,121,917	zl	39,200,000	$10,499,770	$(377,853)
July 23, 2025	Barclays		$24,316,816	Fr.	20,000,000	$24,487,193	$(170,377)
July 23, 2025	Barclays	Fr.	20,000,000		$24,488,350	$24,487,194	$(1,156)
July 23, 2025	Barclays		€60,000,000		$68,638,386	$68,695,858	$57,472
July 23, 2025	Barclays		€70,000,000		$80,151,813	$80,145,168	$(6,645)
July 23, 2025	Barclays		€80,000,000		$91,660,624	$91,594,477	$(66,147)
July 30, 2025	BNY Mellon		$48,658,722	Fr.	40,000,000	$49,011,066	$(352,344)
July 30, 2025	BNY Mellon	Fr.	30,000,000		$36,758,444	$36,758,299	$(145)
July 30, 2025	BNY Mellon	Fr.	10,000,000		$12,253,266	$12,252,766	$(499)
July 30, 2025	Bank of America		$20,970,482	zl	80,000,000	$21,436,335	$(465,853)
July 30, 2025	Bank of America		$26,152,494	zl	100,000,000	$26,795,420	$(642,925)
July 30, 2025	Bank of America	zl	60,000,000		$16,075,874	$16,077,252	$1,378
July 30, 2025	Bank of America	zl	30,000,000		$8,042,238	$8,038,626	$(3,612)
July 30, 2025	Bank of America	zl	70,000,000		$18,754,176	$18,756,793	$2,617
July 30, 2025	Bank of America	zl	20,000,000		$5,361,492	$5,359,084	$(2,408)
July 30, 2025	Barclays		$16,804,696		£13,000,000	$17,569,167	$(764,471)
July 30, 2025	Barclays		$98,407,413		€90,000,000	$103,201,565	$(4,794,152)
July 30, 2025	Barclays		$76,531,651		€70,000,000	$80,267,884	$(3,736,233)
July 30, 2025	Barclays		$35,649,650		£27,000,000	$36,489,807	$(840,157)
July 30, 2025	Barclays		£20,000,000		$27,030,952	$27,029,487	$(1,465)
July 30, 2025	Barclays		£20,000,000		$27,030,952	$27,029,487	$(1,465)
July 30, 2025	Barclays		€10,000,000		$11,469,133	$11,466,841	$(2,292)
July 30, 2025	Barclays		€70,000,000		$80,262,833	$80,267,884	$5,051
July 30, 2025	Barclays		€80,000,000		$91,753,064	$91,734,725	$(18,339)
August 13, 2025	BNY Mellon		$36,555,497	Fr.	30,000,000	$37,861,652	$(1,306,155)
August 13, 2025	BNY Mellon		$26,221,324	zl	100,000,000	$27,626,526	$(1,405,202)
August 13, 2025	BNY Mellon		$36,823,144	Fr.	30,000,000	$37,861,653	$(1,038,508)
August 13, 2025	Bank of America		$44,473,236		€40,000,000	$47,053,643	$(2,580,407)
August 13, 2025	Bank of America		$5,245,392	zl	20,000,000	$5,525,306	$(279,913)
August 13, 2025	Barclays		$76,767,294		£60,000,000	$82,191,192	$(5,423,898)
August 13, 2025	Barclays		$100,421,127		€90,000,000	$105,870,697	$(5,449,570)
August 13, 2025	Barclays		$77,827,925		€70,000,000	$82,343,876	$(4,515,951)
August 13, 2025	Barclays		$12,186,743	Fr.	10,000,000	$12,620,551	$(433,808)
August 13, 2025	Macquarie Bank Limited		$81,040,050		€70,000,000	$82,343,876	$(1,303,826)
August 13, 2025	Macquarie Bank Limited		€70,000,000		$80,907,540	$82,343,876	$1,436,336
August 20, 2025	Bank of America		$23,462,056	zl	90,000,000	$24,859,798	$(1,397,742)
August 20, 2025	Bank of America		$18,744,750	zl	70,000,000	$19,335,399	$(590,649)
August 20, 2025	Bank of America		$5,358,634	zl	20,000,000	$5,524,399	$(165,766)
August 20, 2025	Barclays		$84,761,258	Fr.	70,000,000	$88,412,760	$(3,651,502)
August 20, 2025	Barclays		$100,471,428		€90,000,000	$105,915,904	$(5,444,476)
August 20, 2025	Barclays		$22,246,118		€20,000,000	$23,536,868	$(1,290,750)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
August 20, 2025	Barclays	$33,399,213		€30,000,000	$35,305,301	$(1,906,088)
August 20, 2025	ING Barings (U.S.) Capital Markets	$19,584,282		€17,500,000	$20,594,760	$(1,010,478)
August 20, 2025	Macquarie Bank Limited	$81,076,450		€70,000,000	$82,379,037	$(1,302,587)
August 20, 2025	Macquarie Bank Limited	€70,000,000		$80,962,910	$82,379,037	$1,416,127
August 27, 2025	Bank of America	$25,592,748	zl	100,000,000	$27,610,473	$(2,017,726)
August 27, 2025	Barclays	$84,808,291	Fr.	70,000,000	$88,486,306	$(3,678,015)
August 27, 2025	Barclays	$100,596,033		€90,000,000	$105,957,624	$(5,361,591)
August 27, 2025	Barclays	$55,690,730		€50,000,000	$58,865,346	$(3,174,616)
August 27, 2025	Macquarie Bank Limited	$81,112,850		€70,000,000	$82,411,485	$(1,298,635)
August 27, 2025	Macquarie Bank Limited	€85,000,000		$98,355,540	$100,071,089	$1,715,549
September 10, 2025	Bank of America	$2,614,110	zl	10,000,000	$2,760,597	$(146,487)
September 10, 2025	Bank of America	$20,937,059	zl	80,000,000	$22,084,777	$(1,147,718)
September 10, 2025	Bank of America	$16,060,791	zl	60,000,000	$16,563,583	$(502,792)
September 10, 2025	Bank of America	$8,034,376	zl	30,000,000	$8,281,791	$(247,415)
September 10, 2025	Barclays	$52,820,420		£40,000,000	$54,811,811	$(1,991,391)
September 10, 2025	Barclays	$27,039,178		£20,000,000	$27,405,906	$(366,728)
September 10, 2025	Barclays	$91,829,960		€80,000,000	$94,277,379	$(2,447,419)
September 10, 2025	ING Barings (U.S.) Capital Markets	$89,525,072		€80,000,000	$94,277,379	$(4,752,307)
September 10, 2025	ING Barings (U.S.) Capital Markets	$89,582,712		€80,000,000	$94,277,379	$(4,694,667)
September 10, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,399,240	$94,277,379	$2,878,139
September 10, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,349,400	$94,277,379	$2,927,979
September 10, 2025	ING Barings (U.S.) Capital Markets	$68,867,214		€60,000,000	$70,708,034	$(1,840,820)
September 10, 2025	Macquarie Bank Limited	$81,188,450		€70,000,000	$82,492,706	$(1,304,256)
September 10, 2025	Macquarie Bank Limited	€85,000,000		$98,452,950	$100,169,715	$1,716,765
September 10, 2025	Nomura International PLC	$28,771,150		€25,700,000	$30,286,608	$(1,515,458)
September 10, 2025	Nomura International PLC	$62,231,215		€55,700,000	$65,640,625	$(3,409,410)
September 10, 2025	Nomura International PLC	$5,592,900		€5,000,000	$5,892,336	$(299,436)
September 10, 2025	Nomura International PLC	€8,640,000		$94,582,080	$101,819,569	$7,237,489
September 17, 2025	BNY Mellon	$10,484,266	zl	39,200,000	$10,819,227	$(334,961)
September 17, 2025	BNY Mellon	$5,349,116	zl	20,000,000	$5,520,013	$(170,898)
September 17, 2025	Bank of America	$19,469,386	zl	74,400,000	$20,534,451	$(1,065,065)
September 17, 2025	Bank of America	$4,081,227	zl	15,600,000	$4,305,611	$(224,384)
September 17, 2025	Barclays	$26,411,446		£20,000,000	$27,406,600	$(995,154)
September 17, 2025	Barclays	$26,410,966		£20,000,000	$27,406,600	$(995,634)
September 17, 2025	Barclays	$27,040,454		£20,000,000	$27,406,600	$(366,146)
September 17, 2025	Barclays	$80,383,961		€70,000,000	$82,520,930	$(2,136,969)
September 17, 2025	Barclays	$80,453,667		€70,000,000	$82,520,930	$(2,067,263)
September 17, 2025	ING Barings (U.S.) Capital Markets	$70,020,094		€62,500,000	$73,679,402	$(3,659,308)
September 17, 2025	ING Barings (U.S.) Capital Markets	$19,611,016		€17,500,000	$20,630,232	$(1,019,216)
September 17, 2025	ING Barings (U.S.) Capital Markets	$89,683,560		€80,000,000	$94,309,634	$(4,626,074)
September 17, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,448,320	$94,309,634	$2,861,314
September 17, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,285,560	$94,309,634	$3,024,074
September 17, 2025	Macquarie Bank Limited	$34,810,500		€30,000,000	$35,366,113	$(555,613)
September 17, 2025	Macquarie Bank Limited	€15,000,000		$17,385,000	$17,683,056	$298,056

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
September 17, 2025	Macquarie Bank Limited	€15,000,000		$17,386,650	$17,683,056	$296,406
September 24, 2025	BNY Mellon	$12,339,600	Fr.	10,000,000	$12,683,903	$(344,302)
September 24, 2025	Bank of America	$7,959,186	zl	30,400,000	$8,388,095	$(428,909)
September 24, 2025	Bank of America	$3,979,594	zl	15,200,000	$4,194,047	$(214,454)
September 24, 2025	Bank of America	$5,236,307	zl	20,000,000	$5,518,484	$(282,177)
September 24, 2025	Bank of America	$6,376,904	zl	24,400,000	$6,732,550	$(355,646)
September 24, 2025	Barclays	$48,995,950	Fr.	40,000,000	$50,735,608	$(1,739,658)
September 24, 2025	Barclays	$52,823,468		£40,000,000	$54,814,544	$(1,991,076)
September 24, 2025	Barclays	$27,036,440		£20,000,000	$27,407,272	$(370,832)
September 24, 2025	Barclays	$24,682,411	Fr.	20,000,000	$25,367,804	$(685,393)
September 24, 2025	Barclays	$68,929,908		€60,000,000	$70,760,619	$(1,830,711)
September 24, 2025	Barclays	$92,049,672		€80,000,000	$94,347,492	$(2,297,820)
September 24, 2025	ING Barings (U.S.) Capital Markets	$70,116,456		€62,500,000	$73,708,978	$(3,592,522)
September 24, 2025	ING Barings (U.S.) Capital Markets	$19,616,840		€17,500,000	$20,638,514	$(1,021,674)
September 24, 2025	ING Barings (U.S.) Capital Markets	$89,779,064		€80,000,000	$94,347,492	$(4,568,428)
September 24, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,435,400	$94,347,492	$2,912,092
September 24, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$91,341,080	$94,347,492	$3,006,412
September 24, 2025	Macquarie Bank Limited	$81,260,900		€70,000,000	$82,554,055	$(1,293,155)
September 24, 2025	Macquarie Bank Limited	€85,000,000		$98,566,850	$100,244,210	$1,677,360
October 22, 2025	BNY Mellon	$24,053,174	zl	90,000,000	$24,820,401	$(767,227)
October 22, 2025	Bank of America	$22,290,177	Fr.	18,000,000	$22,907,087	$(616,910)
October 22, 2025	Barclays	$11,534,303		€10,000,000	$11,816,465	$(282,162)
October 22, 2025	Barclays	$92,274,424		€80,000,000	$94,531,718	$(2,257,294)
October 29, 2025	BNY Mellon	$2,672,255	zl	10,000,000	$2,757,339	$(85,083)
October 29, 2025	BNY Mellon	$21,392,010	zl	80,000,000	$22,058,706	$(666,696)
October 29, 2025	Barclays	$17,577,879		£13,000,000	$17,819,829	$(241,950)
October 29, 2025	Barclays	$80,756,669		€70,000,000	$82,749,717	$(1,993,048)
December 10, 2025	ING Barings (U.S.) Capital Markets	$91,941,856		€80,000,000	$93,035,728	$(1,093,872)
December 10, 2025	ING Barings (U.S.) Capital Markets	$99,189,180		€85,700,000	$99,664,523	$(475,343)
December 10, 2025	ING Barings (U.S.) Capital Markets	€85,700,000		$99,900,490	$99,664,523	$(235,967)
December 10, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$93,256,000	$93,035,728	$(220,272)
December 10, 2025	Nomura International PLC	$56,813,913		€50,700,000	$58,961,392	$(2,147,479)
December 10, 2025	Nomura International PLC	$39,238,850		€35,000,000	$40,703,131	$(1,464,281)
December 10, 2025	Nomura International PLC	€85,700,000		$99,259,454	$99,664,523	$405,069
March 11, 2026	ING Barings (U.S.) Capital Markets	$92,447,536		€80,000,000	$95,210,334	$(2,762,798)
March 11, 2026	Nomura International PLC	$62,576,165		€55,700,000	$66,290,195	$(3,714,030)
March 11, 2026	Nomura International PLC	$23,268,870		€20,700,000	$24,635,674	$(1,366,804)
March 11, 2026	Nomura International PLC	$11,228,500		€10,000,000	$11,901,292	$(672,792)
June 10, 2026	ING Barings (U.S.) Capital Markets	$92,853,800		€80,000,000	$95,633,501	$(2,779,701)
June 10, 2026	Macquarie Bank Limited	$100,073,050		€85,000,000	$101,610,595	$(1,537,545)
June 10, 2026	Nomura International PLC	$45,076,000		€40,000,000	$47,816,750	$(2,740,750)
June 10, 2026	Nomura International PLC	$51,526,979		€45,700,000	$54,630,637	$(3,103,658)
September 9, 2026	ING Barings (U.S.) Capital Markets	$93,260,776		€80,000,000	$96,085,472	$(2,824,696)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 9, 2026	Macquarie Bank Limited	$100,480,200	€85,000,000	$102,090,814	$(1,610,614)
September 9, 2026	Nomura International PLC	$62,872,768	€55,700,000	$66,899,510	$(4,026,742)
September 9, 2026	Nomura International PLC	$17,735,505	€15,700,000	$18,856,774	$(1,121,269)
September 9, 2026	Nomura International PLC	$16,950,450	€15,000,000	$18,016,026	$(1,065,576)
December 2, 2026	ING Barings (U.S.) Capital Markets	$93,487,960	€80,000,000	$96,426,658	$(2,938,698)
December 2, 2026	Macquarie Bank Limited	$100,839,886	€85,000,000	$102,453,324	$(1,613,438)
December 2, 2026	Nomura International PLC	$93,757,943	€85,700,000	$103,297,058	$(9,539,115)
March 10, 2027	ING Barings (U.S.) Capital Markets	$93,825,448	€80,000,000	$96,675,315	$(2,849,867)
March 10, 2027	Macquarie Bank Limited	$83,361,278	€70,000,000	$84,590,901	$(1,229,623)
March 10, 2027	Macquarie Bank Limited	$17,873,400	€15,000,000	$18,126,622	$(253,222)
March 10, 2027	Nomura International PLC	$96,847,488	€86,400,000	$104,409,340	$(7,561,852)
June 16, 2027	ING Barings (U.S.) Capital Markets	$102,532,637	€85,700,000	$103,923,166	$(1,390,529)
June 16, 2027	ING Barings (U.S.) Capital Markets	$95,697,080	€80,000,000	$97,011,123	$(1,314,043)
June 16, 2027	Macquarie Bank Limited	$83,694,506	€70,000,000	$84,884,733	$(1,190,227)
June 16, 2027	Macquarie Bank Limited	$17,938,350	€15,000,000	$18,189,586	$(251,236)
					$(195,641,387)

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

Fr.	- Swiss Franc

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2025.

Investments held by the Fund include short-term investments, publicly traded equity (“Public Investments”), direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the closing bid price on the determination date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$624,235,728	$—	$—	$624,235,728
High Yield Bonds	—	171,255,971	—	171,255,971
Asset-Backed Securities	—	—	79,036,744	79,036,744
Floating Rate Loans	—	—	1,015,348,725	1,015,348,725
Direct Investments:	—	—	—	—
Direct Equity	71,285,085	730,307	9,050,510,420	9,122,525,812
Direct Debt	—	4,838,882	981,667,479	986,506,361
Total Direct Investments	$71,285,085	$5,569,189	$10,032,177,899	$10,109,032,173
Secondary Investments	—	—	2,698,665,195	2,698,665,195
Primary Investments	—	—	2,286,013,638	2,286,013,638
Total Investments	$695,520,813	$176,825,160	$16,111,242,201	$16,983,588,174
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$34,007,770	$—	$34,007,770
Total Assets	$—	$34,007,770	$—	$34,007,770
Liabilities
Foreign Currency Exchange Contracts	$—	$(229,649,157)	$—	$(229,649,157)
Total Liabilities	$—	$(229,649,157)	$—	$(229,649,157)
Total Investments Net of Foreign Currency Exchange Contracts	$695,520,813	$(18,816,227)	$16,111,242,201	$16,787,946,787

The following is a reconciliation of the amount of the account balances on April 1, 2025 and June 30, 2025 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2025	Realized Gain/(Loss)	Net Change in Unrealized Appreciation / (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount / (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2025
Asset-Backed Securities	$77,121,627	$25,928	$1,438,251	$3,930,000	$(3,483,468)	$4,406	$—	$79,036,744
Floating Rate Loans	$326,426,005	$(106,987)	$30,268,268	$964,726,363	$(309,406,982)	$480,055	$2,962,003	$1,015,348,725
Direct Investments:
Direct Equity Investments	$8,585,997,164	$78,798,842	$458,976,986	$81,044,995	$(154,307,567)	$—	$—	$9,050,510,420
Direct Debt Investments	$1,404,999,348	$213,101	$33,602,653	$468,847,917	$(923,826,973)	$793,436	$(2,962,003)	$981,667,479
Total Direct Investments*	$9,990,996,512	$79,011,943	$492,579,639	$549,892,912	$(1,078,134,540)	$793,436	$(2,962,003)	$10,032,177,899
Secondary Investments*	$2,671,931,827	$1,000,570	$43,475,873	$100,564,765	$(118,307,840)	$—	$—	$2,698,665,195
Primary Investments*	$2,201,976,666	$251,178	$60,008,183	$59,794,006	$(36,016,395)	$—	$—	$2,286,013,638
Total	$15,268,452,637	$80,182,632	$627,770,214	$1,678,908,046	$(1,545,349,225)	$1,277,897	$—	$16,111,242,201

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2025, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2025 relating to investments in Level 3 assets still held at June 30, 2025 is $612,621,000, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2025:

Type of Security	Fair Value at June 30, 2025 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset Backed Securities	$79,037	Adjusted reported net asset value	Reported net asset value	n/a
Floating Rate Loans	$406,088	Adjusted reported net asset value	Reported net asset value	n/a
Direct Equity	$1,015,349	Discounted cash flow	Discount factor	9.20% – 20.31% (15.56%)
	7,158,019	Market comparable companies	Enterprise value to EBITDA multiple	3.20x – 32.50x (17.59x)
	106,820	Market comparable companies	Price to book ratio	1.90x – 1.90x (1.90x)
	224,899	Exit price	Recent transaction price	n/a
	553,550	Recent financing/transaction	Recent transaction price	n/a
	7,865	Reported fair value	Reported fair value	n/a
	168,761	Market comparable companies	Enterprise value to sales multiple	1.34x– 18.50x (10.28x)
Direct Debt	$524,398	Broker quotes	Indicative quotes for an inactive market	n/a
	370,182	Discounted cash flow	Discount factor	8.00% – 28.00% (9.87%)
	738	Market comparable companies	Enterprise value to EBITDA multiple	8.00x – 14.00x (10.79x)
	46,538	Exit price	Recent transaction price	n/a
	30,190	Recent financing/transaction	Recent transaction price	n/a
	9,621	Market comparable companies	Enterprise value to sales multiple	14.10x – 14.10x (14.10x)
Primary and Secondary Investments	$4,984,679	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign currency exchange contracts.

During the three months ended June 30, 2025, the Fund entered into 192 long/short forward foreign currency exchange contracts. The Fund had $(120,416,671) in net realized gains (losses) and $(141,904,903) net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2025 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2025:

	Shares/ Principal as of June 30, 2025	Fair Value as of March 31, 2025	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2025	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$241,107,667	$-	$-	$-	$54,073,840	$295,181,507	$-
CapitalSpring Finance Company, LLC	6,166,980	5,209,283	155,851	-	-	100,103	5,465,237	155,851
Confluent Health Holdings LP	30,344	70,678,267	-	-	-	863,423	71,541,690	400,432
Dermatology Holdings, L.P.(4)	-	171,952,426	-	-	-	71,651	172,024,077	-
Ecom Express Private Limited(4)(5)	63,417	7,672,908	1	-	-	(7,672,909)	-	-
ECP Parent, LLC	114,028,360	116,129,850	-	-	-	751,203	116,881,053	162,120
EdgeCore Holdings LP(4)	-	155,593,184	2,386,547	-	-	21,057,397	179,037,128	-
Encore Holdings LP	67,986	151,981,910	-	-	-	8,460,394	160,442,304	-
EnfraGen LLC	37,786	90,596,577	32,063	-	-	(37,712)	90,590,928	2,138,365
Gateway Fleets Holdings, LP(4)	-	1,816,000	17,960	-	-	(17,960)	1,816,000	-
Green DC LuxCo Sarl	46,167,289	249,885,870	5,124,990	(6,156)	-	25,917,973	280,922,677	-
Icebox Holdco I Inc(4)	-	62,798,626	-	-	-	199,082	62,997,708	760,180
Icebox Parent LP(4)	-	303,143,923	-	-	-	1,155,136	304,299,059	-
Idera, Inc.(4)	-	1,136,766	-	(1,219,975)	-	83,209	-	732,017
Idera Parent L.P.(4)	-	180,121,935	-	-	-	(11,440,792)	168,681,143	203,748
KPOCH Holdings, L.P.(4)	-	200,518,312	-	-	-	(583,312)	199,935,000	1,279,511
KPSKY Holdings L.P.(4)	-	45,279,023	-	-	-	59,472	45,338,495	148,950
Luxembourg Investment Company 285 S.à.r.l.(6)	14,865,773	9,221,658	-	-	-	(3,183,348)	6,038,310	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	53,001,474	1	(7,909,820)	(1,135,995)	(5,413,346)	38,542,314	-
Luxembourg Investment Company 314 S.à.r.l.(6)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 404 S.à r.l.	145,800	23,771,673	-	(4,659)	197	2,158,128	25,925,339	-
Luxembourg Investment Company 414 S.à r.l.	12,316,087	113,657,149	-	(3,927)	(229)	12,449,158	126,102,151	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	79,722,892	-	(2,874)	(249)	4,842,313	84,562,082	62,148
MHS Acquisition Holdings, LLC	35,641	510,423	-	-	-	(70,954)	439,469	-
MHS Blocker Purchaser L.P.(4)	-	39,465,468	-	-	-	(5,486,095)	33,979,373	-
Orbiter Investments S.à.r.l.	8,568,857	225,400,615	-	-	-	1,893,921	227,294,536	-
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	39,639,485	27,940	-	-	3,664,987	43,332,412	-
Partners Group Satellite Warehouse S.C.S.(4)	-	1,061,955	677	-	-	65,378	1,128,010	-
Partners Terra Pte. Ltd.	7,980,885	11,267,935	-	(5,004)	(838)	316,741	11,578,834	-
PG BRPC Investment, LLC	32,079	76,446,421	-	-	-	2,694,180	79,140,601	402,739
PG Delta Holdco, LLC	42,616	111,748,823	-	-	-	(10,316,493)	101,432,330	461,039
PG Esmeralda Pte. Ltd.	12,790,872	13,641,842	-	(3,906)	-	7,906,663	21,544,599	-
PG Investment Company 18 S.à.r.l.	126,506,637	221,932,059	-	(455)	41	28,931,125	250,862,770	483,074
PG Investment Company 24 S.à.r.l.	102,251,076	152,967,457	-	-	-	21,717,094	174,684,551	700,666
PG Investment Company 60 S.à.r.l.	894,375	6,835,284	1,677,409	-	-	1,312,574	9,825,267	-
PG Investment Company 76 S.à.r.l.	43,837,247	47,907,475	-	(686)	9	4,612,123	52,518,921	-
PG Lion Management Warehouse S.C.S(4)(6)	-	64,839	-	-	-	(10,339)	54,500	-
PG TLP S.à r.l.	6,473,126	141,565,096	(1)	(5,193)	(361)	21,127,191	162,686,732	-
PG Wave Limited	53,215,581	103,594,992	-	-	-	6,674,726	110,269,718	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	102,498,368	132,405,722	-	(3,128)	(45)	18,717,890	151,120,439	-
Polyusus Lux XVI S.à.r.l.	533,762,359	2,998,142	7,961	(434)	53	251,731	3,257,453	-
Root JVCo S.à r.l.	29,599,124	126,884,066	40,865	(3,021)	(104)	12,619,048	139,540,854	125,018
SnackTime PG Holdings, Inc.	12	-	(1)	-	-	1	-	54,523
Specialty Pharma Holdings LP(4)	-	143,805,401	-	-	-	28,510	143,833,911	225,908
Sunsure Energy Private Limited	4,942,819	22,603,243	6,857	(2,288)	-	1,204,749	23,812,561	71,700
SureWerx Topco, L.P.(4)	-	65,339,470	-	-	-	5,033,701	70,373,171	335,299
Surfaces SLP (SCSp)(4)	-	23,277,717	-	-	-	913,213	24,190,930	-
Thermostat Purchaser, L.P.(4)	-	113,403,193	-	-	-	441,967	113,845,160	-
WHCG Purchaser, L.P.	10,934,833	27,437,454	-	-	-	(1,453,933)	25,983,521	-
Zenith Longitude Limited	26,838,037	364,712,669	-	-	-	(7,099,735)	357,612,934	4,299,165
Zoncolan Topco S.à r.l.	25,768,622	105,475,627	33,891,851	(33,899,088)	(2,397,778)	11,935,046	115,005,658	-
Total Non-Controlled Affiliates		$4,657,390,248	$43,370,971	$(43,070,614)	$(3,535,299)	$231,518,113	$4,885,673,419	$13,202,453

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment was exited during the period ended June 30, 2025.
(4)	Investment does not issue shares.
(5)	This investment is associated with PG Esmeralda Pte. Ltd.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.